ANNUAL REPORT AS OF
MAY 31, 1997


SEI INSTITUTIONAL
INVESTMENTS TRUST


------------------------------
Large Cap Fund
------------------------------
Small Cap Fund
------------------------------
Core Fixed Income Fund
------------------------------
International Equity Fund
------------------------------


SEI Investments

TABLE OF CONTENTS
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS
   OF FUND PERFORMANCE..................................................     1
REPORT OF INDEPENDENT ACCOUNTANTS.......................................     6
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS.........................     7
STATEMENT OF ASSETS AND LIABILITIES.....................................    33
STATEMENT OF OPERATIONS.................................................    34
STATEMENT OF CHANGES IN NET ASSETS......................................    35
FINANCIAL HIGHLIGHTS....................................................    36
NOTES TO FINANCIAL STATEMENTS...........................................    37
NOTICE TO SHAREHOLDERS..................................................    41

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


                                 LARGE CAP FUND
      OBJECTIVE: The Large Cap Fund seeks to provide long-term growth of capital and income.
      STRATEGY: The Large Cap Fund employs a multi-manager structure to gain exposure to the entire large cap sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.
      ANALYSIS: The Large Cap Fund returned 28.22% for the fiscal period ended May 31, 1997. For the period July 1, 1996 through May 31, 1997 the Large Cap Fund returned 28.12% outperforming the Frank Russell 1000 Index return of 26.97% over the same time period. The broad market advanced sharply during this fiscal period with most sectors providing returns well into double digits. The modest growth with controlled inflation scenario continues to play itself out providing companies with attractive business opportunities and strong corporate profits. Technology stocks continued their strong advances throughout the period and contributed significantly to the Fund's performance. Financial services, healthcare, consumer non-durables and oil companies, each significant exposures in the Fund, experienced sharp gains.
      While the broad market advanced significantly during the period, the telephone industry was rather weak as competition sharply increased at the same time AT&T engineered their breakup. Retail companies have also had disappointing earnings as their profits remain fleeting and the consumer remains price conscience. Utilities have also been weak.
      The Fund continues to be positioned for slower economic and corporate profit growth along with continued low interest rates. Consumer, drug, financial services and technology companies are expected to perform strong in this economy.

================================================================================
                                 LARGE CAP FUND
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                    Annualized  Cumulative
                                     Inception   Inception
                                      to Date     to Date
--------------------------------------------------------------------------------
Large Cap Fund                        29.50%      28.22%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
THE SEI INSTITUTIONAL INVESTMENTS TRUST LARGE CAP FUND, VERSUS THE
FRANK RUSSELL 1000 INDEX

[LINE GRAPH OMITTED]

           SEI INSTITUTIONAL
           INVESTMENTS TRUST     FRANK RUSSELL
             LARGE CAP FUND        1000 INDEX
          -------------------   ----------------
6/30/96          10,000              10,000
5/31/97          12,812              12,697

1 FOR THE PERIOD ENDED MAY 31, 1997. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
===============================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


                                 SMALL CAP FUND
      OBJECTIVE: The Small Cap Fund seeks to provide capital appreciation.
      STRATEGY: The Small Cap Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Fund is sub-advised by seven investment managers, who are responsible for the stock selection of the investment portfolio.
      Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small cap area of the market. The various sub-styles are: price/book, price/earnings, deep-value, momentum, long-term sustainable growth, micro-cap and relative price strength.
      ANALYSIS: The Small Cap Fund returned 9.18% for the fiscal period ended May 31, 1997. For the period July 1, 1996 through May 31, 1997 the Fund returned 11.99% slightly outperforming the Frank Russell 2000 Index return of 11.56% over the same time period. The period was dominated by the value sector of the market in the small cap arena. The value sector substantially outperformed the growth sector throughout the period. The Russell 2000 Value Index outperformed the Russell 2000 Growth Index by over 10% during the period.
      Financial, energy and technology related issues performed well during the first fiscal period of the Fund. The financial industry benefited from the continuing deregulation in the banking industry, a declining interest rate environment and the abundance of merger and acquisition activity. In particular, the brokerage industry started to see signs of consolidation as larger commercial banks snapped up regional investment banking operations. The energy sector of the market rallied throughout most of the fiscal period as oil prices continued to rise and new technological developments were introduced in the industry. The energy sector rally tapered off towards the end of the period as oil prices declined substantially. Technology related issues continued to show impressive gains throughout the period as corporations continued to upgrade existing systems. Drugs, telecommunications and leisure issues struggled throughout the period.
      LSV Asset Management ("LSV") was added as a sub-adviser to the Fund on May 13, 1997. LSV brings a "deep-value" approach of investing in small cap securities that was not originally present in the Fund. It is our expectation that the addition of such a sub-style investment technique should benefit the Fund over time.

================================================================================
                                  SMALL CAP FUND
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  Annualized    Cumulative
                                   Inception    Inception
                                    to Date      to Date
--------------------------------------------------------------------------------
Small Cap Fund                       9.57%        9.18%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
THE SEI INSTITUTIONAL INVESTMENTS TRUST SMALL CAP FUND, VERSUS THE
FRANK RUSSELL 2000 INDEX

[LINE GRAPH OMITTED]

            SEI INSTITUTIONAL
            INVESTMENTS TRUST     FRANK RUSSELL
              SMALL CAP FUND       2000 INDEX
            -----------------     -------------
6/30/96           10,000             10,000
5/31/97           11,199             11,156

1 FOR THE PERIOD ENDED MAY 31, 1997. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

================================================================================


                             CORE FIXED INCOME FUND
      OBJECTIVE: The Core Fixed Income Fund seeks to provide current income consistent with the preservation of capital.
      STRATEGY: The Core Fixed Income Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting the Fund's interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.
      ANALYSIS: The Core Fixed Income Fund returned 8.28% for the fiscal period ended May 31, 1997. For the period July 1, 1996 through May 31, 1997 the Core Fixed Income Fund returned 6.85% slightly underperforming the Lehman Aggregate Bond Index return of 6.89% over the same time period. Throughout the fiscal period, the Fund benefited from a longer duration posture and a barbelled yield curve posture. Performance was hindered by underweights to the strong-performing corporate and mortgage sectors throughout much of the period. Quality exposures, particularly to Baa and split-rated credits, boosted performance, but were largely offset by relative coupon exposures within the mortgage area.
      Yields ended the period slightly lower, despite experiencing somewhat of a roller-coaster ride along the way. During the second half of 1996, the broad bond market posted two consecutive quarters of strong performance, as economic reports showed continued growth but tame inflation, hinting that the Federal Reserve may not need to raise interest rates. However, the market's fortunes reversed during the first quarter of 1997, when expectations of a near-term Federal Reserve rate increase re-emerged following Federal Reserve Chairman Alan Greenspan's comments, which hinted at the possibility of a "preemptive" interest rate increase, even in the absence of clear inflationary signals. At its March meeting, the Federal Reserve raised its targeted federal funds rate by 25 basis points, its first move since lowering the rate in January 1996. The bond market resumed its upward movement in April and May, as the lack of emergence of inflationary data kept the Federal Reserve on hold at its May meeting. The Fund maintained a longer duration posture, based upon the expectation that inflation need not arise out of strong economic growth.
      The corporate and mortgage sectors posted strong results relative to Treasury issues, spurred by strong investor demand. Corporate securities benefited from a growing economy and strong corporate fundamentals. Baa and split-rated credits posted the strongest returns among credit tiers. Mortgage securities benefited from declining implied volatilities and historically tight spread levels within the corporate sector. Premium coupon issues outperformed current and discount coupon issues throughout the period. The Fund's underweight to corpo-

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


rate and mortgage issues throughout much of the period hindered relative results, while significant exposure to Baa-rated credits boosted performance. The Fund had difficulty maintaining targeted sector exposures due to the strong cash flow experienced throughout much of the period.

================================================================================
                             CORE FIXED INCOME FUND
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  Annualized    Cumulative
                                   Inception    Inception
                                    to Date      to Date
--------------------------------------------------------------------------------
Core Fixed Income Fund               8.63%        8.28%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI INSTITUTIONAL INVESTMENTS TRUST CORE FIXED INCOME FUND, VERSUS THE
LEHMAN AGGREGATE BOND INDEX

[LINE GRAPH OMITTED]

             SEI INSTITUTIONAL
             INVESTMENTS TRUST
                 CORE FIXED        LEHMAN AGGREGATE
                 INCOME FUND           BOND INDEX
            -------------------   -----------------
6/30/96            10,000               10,000
5/31/97            10,685               10,689

1 FOR THE PERIOD ENDED MAY 31, 1997. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

                            INTERNATIONAL EQUITY FUND
      OBJECTIVE:The International Equity Fund seeks to provide long-term capital appreciation through investments in equity securities of non-U.S. issuers.
      STRATEGY: The International Equity Fund is diversified across twenty-one markets and includes commitments to large-cap and small-cap shares. Exposure is also maintained in growth and value styles of active management. The Fund employs five sub-advisers, each providing a unique regional or style management specialty. Allocations to the sub-advisers are carefully managed to ensure proper geographic and market exposure. Emphasis is placed on active security selection as the principal source of value-added as opposed to active country allocation. The Fund does not hedge foreign currency exposure.
      ANALYSIS: The International Equity Fund returned 7.56% for the fiscal period ended May 31, 1997. For the period July 1, 1996 through May 31, 1997 the Fund returned 6.80% slightly underperforming the Morgan Stanley MSCI EAFE Index return of 6.95% over the same time period. Relative performance over the period was chiefly attributable to the underperformance of small-cap securities relative to large-cap securities. During the first fiscal period of the Fund, small-cap securities underperformed large-cap shares by 11%, as both foreign and domestic investors favored the larger, more well-known and liquid names.
      At the country level, our underweighting to the Japanese market provided a big boost to performance. Our average underweight to the Japanese market was approximately 5%

================================================================================


during the fiscal period. The Japanese market underperformed other developed international markets by approximately 41% over that same time period. Continued sluggish economic growth and low domestic sentiment about future prospects sent Japanese shares lower.
      In Europe, the Fund's emphasis on Spanish and other smaller markets enhanced performance as lower interest rates across Europe boosted equity prices. The investment portfolio's slight underweight to the United Kingdom was a marginal drag on performance, as solid earnings announcements and steady economic growth fueled returns.
      Within Asia, the Fund's overweight to Hong Kong added to relative value. Despite the looming presence of reversion to Chinese-rule on July 1, 1997, Hong Kong shares powered to record-highs, fueled by property conglomerates and China-related issues.

================================================================================
                            INTERNATIONAL EQUITY FUND
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                               Annualized Inception    Cumulative Inception
                                      to Date                 to Date
--------------------------------------------------------------------------------
International Equity Fund              7.87%                   7.56%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI INSTITUTIONAL INVESTMENTS TRUST INTERNATIONAL EQUITY FUND, VERSUS THE
MORGAN STANLEY MSCI EAFE INDEX

[LINE GRAPH OMITTED]

              SEI INSTITUTIONAL
              INVESTMENTS TRUST
                INTERNATIONAL       MORGAN STANLEY
                  EQUITY FUND       MSCI EAFE INDEX
             -------------------   ----------------
6/30/96             10,000              10,000
5/31/97             10,680              10,695

1 FOR THE PERIOD ENDED MAY 31, 1997. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


To the Board of Directors and the Shareholders of The SEI Institutional Investments Trust:

We have audited the accompanying statements of net assets of the Large Cap Fund, Small Cap Fund and International Equity Fund, and the statement of assets and liabilities and schedule of investments of the Core Fixed Income Fund of the SEI Institutional Investments Trust (the "Trust") as of May 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds constituting the SEI Institutional Investments Trust as of May 31, 1997 and the results of their operations, changes in their net assets, and financial highlights for the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
July 15, 1997

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


LARGE CAP FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.8%
AEROSPACE & DEFENSE -- 0.2%
   Thiokol                            14,500      $  1,042
                                                  --------
                                                     1,042
                                                  --------
AIR TRANSPORTATION -- 0.7%
   AMR*                               13,400         1,332
   Delta Air Lines                    10,600           994
   UAL*                               12,000           936
                                                  --------
                                                     3,262
                                                  --------
AIRCRAFT -- 1.2%
   Allied Signal                      30,600         2,349
   Boeing                              6,500           684
   McDonnell Douglas                  11,700           753
   Northrop                            5,800           492
   United Technologies                13,200         1,061
                                                  --------
                                                     5,339
                                                  --------
APPAREL/TEXTILES -- 0.4%
   Springs Industries, Cl A            7,200           364
   Tommy Hilfiger*                     8,500           378
   U.S. Industries*                   21,800           777
   VF                                  4,000           312
                                                  --------
                                                     1,831
                                                  --------
AUTOMOTIVE -- 1.6%
   Chrysler                           42,600         1,353
   Eaton                               9,800           782
   Ford Motor                         13,600           510
   General Motors                     60,100         3,441
   Genuine Parts                      26,000           871
   Paccar                              5,200           235
                                                  --------
                                                     7,192
                                                  --------
BANKS -- 9.3%
   Amsouth Bancorp                    31,900         1,248
   Astoria Financial*                 16,500           681
   Banc One                           69,700         3,015
   BankAmerica                        42,200         4,932
   Bankers Trust New York              8,800           745
   Chase Manhattan                    27,400         2,589
   Citicorp                            4,150           475
   Comerica                           17,600         1,100
   First Chicago                      43,600         2,583
   First Union                        28,100         2,413
   First Virginia                     19,600         1,098
   Fleet Financial Group              16,400         1,002
   Golden West Financial               9,900           671
   H.F. Ahmanson                      18,900           770
   JP Morgan                          17,075         1,836
   National City                       9,600           494

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                            SHARES    VALUE (000)
--------------------------------------------------------------------------------
   NationsBank                        47,025      $  2,769
   Norwest                            31,400         1,680
   Onbancorp                          10,000           471
   PNC Bank                           48,800         2,043
   Republic New York                  10,900         1,087
   Southtrust                         59,700         2,321
   Star Banc                          28,500         1,176
   State Street                       23,800         1,062
   SunTrust                           19,000         1,014
   Washington Mutual                  28,500         1,585
                                                  --------
                                                    40,860
                                                  --------
BEAUTY PRODUCTS -- 2.8%
   Colgate-Palmolive                  46,100         2,858
   Gillette                           67,200         5,972
   International Flavors & Fragrances  9,100           404
   Procter & Gamble                   21,850         3,013
                                                  --------
                                                    12,247
                                                  --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.2%
   Cox Communications*                41,500           908
                                                  --------
                                                       908
                                                  --------
BUILDING & CONSTRUCTION -- 0.3%
   Centex                             21,400           853
   Lafarge                            13,600           337
                                                  --------
                                                     1,190
                                                  --------
CHEMICALS -- 2.2%
   Betz Laboratories                   8,900           567
   BF Goodrich                        20,400           877
   E.I. DuPont de Nemours             31,390         3,418
   Monsanto                           57,000         2,508
   Praxair                            16,100           847
   Rohm & Haas                         6,600           569
   Union Carbide                      10,300           482
   Witco                              13,600           503
                                                  --------
                                                     9,771
                                                  --------
COMMUNICATIONS EQUIPMENT -- 0.4%
   ADC Telecommunications*            12,800           438
   GTE                                11,200           494
   Tellabs*                           18,400           925
                                                  --------
                                                     1,857
                                                  --------
COMPUTERS & SERVICES -- 4.9%
   Cisco Systems*                     65,200         4,417
   Compaq Computer*                   88,800         9,613
   Dell Computer*                     34,900         3,926
   Hewlett Packard                    13,800           711
   IBM                                30,200         2,612
                                                  --------
                                                    21,279
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.8%
   Crown Cork & Seal                  44,000      $  2,563
   Owens-Illinois*                    31,000           957
                                                  --------
                                                     3,520
                                                  --------
DRUGS -- 7.9%
   Abbott Laboratories                24,900         1,569
   American Home Products              8,875           677
   Amgen*                             32,700         2,187
   Bristol-Myers Squibb               65,575         4,812
   Centocor*                          18,900           666
   Elan, ADR*                         14,058           573
   Johnson & Johnson                  25,300         1,515
   Eli Lilly                          19,600         1,823
   Merck                              91,300         8,206
   Pfizer                             65,100         6,697
   Pharmacia & Upjohn                 13,400           464
   Schering Plough                    51,300         4,655
   SmithKline Beecham                  8,000           700
                                                  --------
                                                    34,544
                                                  --------
ELECTRICAL SERVICES -- 2.9%
   AES*                                9,300           667
   Baltimore Gas & Electric           44,400         1,165
   Consolidated Edison of New York    24,800           722
   DQE                                21,000           591
   DTE Energy                         13,800           367
   Duke Power                         14,200           639
   Edison International               50,400         1,178
   Entergy                            27,000           712
   Illinova                           16,000           350
   Long Island Lighting               12,100           280
   National Service Industries        14,000           614
   Ohio Edison                         8,800           187
   PacifiCorp                         29,075           578
   Pinnacle West Capital              56,400         1,657
   Portland General                   17,000           680
   Southern                           42,900           912
   TECO Energy                        22,625           563
   Texas Utilities                    28,600           983
                                                  --------
                                                    12,845
                                                  --------
ENTERTAINMENT -- 1.3%
   Bally Total Fitness*                3,200            26
   King World Productions*            11,400           429
   Liberty Media Group, Cl A*         71,400         1,557
   Mirage Resorts*                    22,100           528
   Walt Disney                        39,300         3,218
                                                  --------
                                                     5,758
                                                  --------
ENVIRONMENTAL SERVICES -- 0.6%
   Browning-Ferris Industries         13,600           445
   Republic Industries*               25,900           623
   USA Waste Services*                43,200         1,566
                                                  --------
                                                     2,634
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.3%
   Alex Brown                         11,250      $    754
   Associates First Capital           13,500           638
   Bear Stearns                       56,535         1,837
   Dean Witter Discover               44,100         1,819
   FHLMC                              23,100           762
   FNMA                               51,500         2,247
   Green Tree Financial               23,000           805
   Lehman Brothers Holding            22,500           908
   MBNA                              124,750         4,226
   Merrill Lynch                      33,100         3,509
   Salomon                             7,500           402
   Textron                             8,000           948
   Travelers                          78,733         4,320
                                                  --------
                                                    23,175
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 4.2%
   Adolph Coors, Cl B                 23,900           583
   American Brands                    18,100           887
   Anheuser Busch                     23,400         1,003
   Campbell Soup                      55,000         2,530
   Coca-Cola                          21,000         1,433
   CPC International                   7,700           662
   General Mills                      15,300           968
   HJ Heinz                           23,700         1,019
   IBP                                20,000           470
   Kellogg                             7,000           516
   Philip Morris                     145,600         6,406
   Quaker Oats                        27,300         1,126
   Ralston Purina Group                8,200           699
                                                  --------
                                                    18,302
                                                  --------
GAS/NATURAL GAS -- 0.8%
   Consolidated Natural Gas           16,400           871
   National Fuel & Gas                19,200           794
   Noram Energy                       71,400         1,089
   Oneok                              19,700           596
                                                  --------
                                                     3,350
                                                  --------
HOTELS & LODGING -- 0.7%
   HFS*                               23,700         1,277
   La Quinta Inns                     68,400         1,573
                                                  --------
                                                     2,850
                                                  --------
HOUSEHOLD FURNITURE & FIXTURES -- 2.9%
   Clorox                              3,175           401
   General Electric                   86,300         5,210
   Illinois Tool Works                34,600         1,717
   Maytag                             31,400           840
   Sherwin-Williams                   31,700           951
   Solectron*                         26,100         1,631
   Sunbeam                            55,200         1,863
                                                  --------
                                                    12,613
                                                  --------

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- 5.8%
   Aetna                               5,700      $    576
   Allstate                           12,300           906
   Ambac                              15,900         1,192
   American General                   17,100           757
   American International Group       25,200         3,411
   Cigna                               7,800         1,355
   Exel                               41,000         1,814
   Jefferson-Pilot                     7,200           458
   Lincoln National                    6,875           419
   Loew's                              8,300           807
   Marsh & McLennan                   11,425         1,505
   MGIC Investment                     7,700           685
   Old Republic International         45,100         1,359
   Oxford Health Plans*               34,900         2,460
   Providian                          21,400         1,281
   Safeco                             27,600         1,201
   St. Paul                           16,100         1,153
   TIG Holdings                       11,600           313
   Transamerica                        8,700           791
   Travelers Property Casualty        22,800           878
   UNUM                               29,650         2,346
                                                  --------
                                                    25,667
                                                  --------
LEASING & RENTING -- 0.3%
   Clayton Homes                      34,300           519
   Comdisco                           26,900           992
                                                  --------
                                                     1,511
                                                  --------
MACHINERY -- 4.2%
   Applied Materials*                 24,200         1,579
   Baker Hughes                       12,400           465
   Black & Decker                     12,000           417
   Caterpillar                        31,000         3,026
   Cummins Engine                     31,100         1,983
   Deere                              37,800         1,933
   Dresser Industries                 13,600           466
   Emerson Electric                   33,900         1,831
   Global Industries Technologies*    25,200           466
   Harnischfeger Industries           20,000           857
   NACCO Industries, Cl A              3,200           163
   Tenneco                            17,225           771
   Timken                             14,000           961
   Tyco Labs                          54,950         3,489
                                                  --------
                                                    18,407
                                                  --------
MARINE TRANSPORTATION -- 0.4%
   Carnival                           26,700         1,015
   Wheelabrator Technologies          46,200           595
                                                  --------
                                                     1,610
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
MEASURING DEVICES -- 0.1%
   Mallinckrodt                       15,200      $    568
                                                  --------
                                                       568
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 2.7%
   Baxter International               52,600         2,775
   Boston Scientific*                 35,500         1,895
   Healthsouth Rehabilitation*        51,400         1,176
   Medtronic                          59,700         4,418
   Novacare*                          62,000           783
   Universal Health Services, Cl B*   24,300           984
                                                  --------
                                                    12,031
                                                  --------
METALS & MINING -- 1.1%
   Aluminum Company of America        34,200         2,518
   Minnesota Mining &
     Manufacturing                    12,300         1,129
   Phelps Dodge                        3,800           318
   Vulcan Materials                    7,700           562
                                                  --------
                                                     4,527
                                                  --------
MISCELLANEOUS BUSINESS SERVICES-- 6.0%
   3Com*                              37,200         1,804
   Altera*                            36,000         1,908
   Cabletron Systems*                 20,500           902
   Computer Associates International   42,600        2,332
   Computer Sciences*                 26,900         2,081
   CUC International*                 24,450           562
   Danka Business Systems ADR         11,800           473
   First Data                         38,600         1,544
   Harris                             11,700         1,037
   Ikon Office Solutions              58,600         1,699
   Microsoft*                         46,400         5,754
   Netscape Communications*           20,600           609
   Oracle Systems*                    94,200         4,392
   Pitney Bowes                       10,175           715
   Sungard Data Systems*              16,900           718
                                                  --------
                                                    26,530
                                                  --------
MISCELLANEOUS CONSUMER SERVICES -- 0.2%
   Service International              30,100         1,061
                                                  --------
                                                     1,061
                                                  --------
PAPER & PAPER PRODUCTS -- 1.3%
   Georgia-Pacific                     5,225           461
   International Paper                10,200           490
   James River                        29,400         1,033
   Kimberly-Clark                     43,200         2,165
   Mead                                6,800           433
   Union Camp                          9,600           504
   Weyerhaeuser                       14,750           736
                                                  --------
                                                     5,822
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


LARGE CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                            SHARES    VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 2.7%
   Apache                             27,800      $    952
   Atlantic Richfield                 21,300         3,099
   BJ Services*                       12,100           669
   Global Marine*                     37,300           839
   Kerr-McGee                         12,000           777
   Phillips Petroleum                 30,300         1,288
   Rowan*                             15,100           349
   Schlumberger                       27,800         3,312
   Transocean Offshore                 5,900           407
                                                  --------
                                                    11,692
                                                  --------
PETROLEUM REFINING -- 5.0%
   Amoco                              30,975         2,768
   Chevron                            62,250         4,357
   Exxon                              96,100         5,694
   Mobil                              20,125         2,815
   Royal Dutch Petroleum               4,500           879
   Texaco                             14,800         1,615
   Tosco                              18,200           594
   USX-Marathon Group                 87,800         2,612
   Valero Energy                      15,600           558
                                                  --------
                                                    21,892
                                                  --------
PRINTING & PUBLISHING -- 0.9%
   McGraw-Hill                        32,375         1,768
   New York Times, Cl A               30,100         1,386
   R.R. Donnelley & Sons              12,225           454
   Washington Post, Cl B                 900           347
                                                  --------
                                                     3,955
                                                  --------
PROFESSIONAL SERVICES -- 0.2%
   Paychex                            26,100           959
                                                  --------
                                                       959
                                                  --------
RAILROADS -- 0.6%
   Canadian Pacific Limited           20,800           551
   CSX                                25,200         1,336
   Union Pacific                       9,525           645
                                                  --------
                                                     2,532
                                                  --------
RETAIL -- 4.8%
   Costco*                            26,200           884
   CVS                                23,715         1,135
   Dayton-Hudson                      31,100         1,497
   Dollar General                     17,300           582
   Estee Lauder                        5,000           261
   Great Atlantic & Pacific Tea       15,600           431
   Home Depot                         16,600         1,046
   JC Penney                          21,850         1,125
   Kohls*                             20,800         1,121
   Kroger*                            52,100         1,335

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   May Department Stores              15,775      $    743
   Pacific Enterprises                11,100           364
   PepsiCo                             6,900           254
   Rite Aid                           30,700         1,428
   Ruddick                            17,800           269
   Safeway*                           61,900         2,785
   Sears Roebuck                      49,900         2,451
   Smith's Food & Drug Center, Cl B   12,600           595
   TJX                                21,900         1,051
   Waban*                             26,300           799
   Walgreen                           16,400           767
                                                  --------
                                                    20,923
                                                  --------
RUBBER & PLASTIC -- 0.7%
   Dow Chemical                       17,240         1,437
   Goodyear Tire & Rubber              4,200           246
   Premark International              45,400         1,237
                                                  --------
                                                     2,920
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   AMP                                20,075           826
   Intel                              41,800         6,333
   Texas Instruments                  17,400         1,564
   Thomas & Betts                     11,400           580
                                                  --------
                                                     9,303
                                                  --------
SPECIALTY CONSTRUCTION -- 0.9%
   Cooper Industries                  37,250         1,900
   L.M. Ericsson Telephone, ADR*      39,300         1,400
   Tecumseh Products, Cl A             9,400           532
                                                  --------
                                                     3,832
                                                  --------
STEEL & STEEL WORKS -- 0.3%
   Asarco                             14,000           436
   Texas Industries                   21,800           523
   USX-U.S. Steel Group               11,300           364
                                                  --------
                                                     1,323
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 5.5%
   Airtouch Communications*           44,700         1,246
   Ameritech                          64,375         4,217
   Bell Atlantic                      28,175         1,972
   BellSouth                          67,000         3,040
   Lucent Technologies                76,014         4,836
   Motorola                           17,400         1,155
   NYNEX                              11,370           611
   SBC Telecommunications             70,125         4,102
   Sprint                             17,100           836
   US West                            32,025         1,173
   WorldCom*                          34,200         1,013
                                                  --------
                                                    24,201
                                                  --------

================================================================================


--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TRUCKING -- 0.1%
   Yellow*                            28,300      $    541
                                                  --------
                                                       541
                                                  --------
WHOLESALE -- 0.3%
   Cardinal Health                    19,600         1,142
                                                  --------
                                                     1,142
                                                  --------
Total Common Stocks
   (Cost $354,332)                                 429,318
                                                  --------

U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bills (A)
      Zero Coupon, 09/18/97           $1,440         1,418
                                                  --------
Total U.S. Treasury Obligation
   (Cost $1,418)                                     1,418
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
   FHLMC Disc Note
     5.470%, 06/12/97                    200           200
   FNMA Disc Note
     5.440%, 06/12/97                    290           290
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $490)                                         490
                                                  --------

COMMERCIAL PAPER -- 0.3%
   Ford Motor Credit
     5.360%, 06/02/97                    121           121
   General Electric Capital
     5.300%, 06/02/97                  1,274         1,274
                                                  --------
Total Commercial Paper
   (Cost $1,395)                                     1,395
                                                  --------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.9%
   Morgan Stanley
     5.430%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,132,000 (collateralized by
     various FHLBobligations, par
     value $1,275,000, 6.336%-7.108%,
     02/28/06-05/21/07, total market
     value: $1,166,000)               $1,131     $   1,131
   Merrill Lynch
     5.500%, dated 05/30/97, matures
     06/02/97, repurchase price
     $2,884,000 (collateralized by
     various Resolution Trust Funding
     obligations, par value $2,724,000,
     0.000%-8.875%, 10/15/19- 04/15/21,
     total market value:
     $2,942,000)                       2,883         2,883
                                                 ---------
Total Repurchase Agreements
   (Cost $4,014)                                     4,014
                                                 ---------
Total Investments -- 99.5%
   (Cost $361,649)                                 436,635
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%            2,183
                                                 ---------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 34,661,949 outstanding
   shares of beneficial interest                   358,583
Undistributed net investment income                  1,080
Accumulated net realized gain
   on investments                                    3,744
Net unrealized appreciation
   on futures contracts                                425
Net unrealized appreciation
   on investments                                   74,986
                                                 ---------
TOTAL NET ASSETS -- 100.0%                        $438,818
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                               $   12.66
                                                 =========

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


SMALL CAP FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.9%
AEROSPACE & DEFENSE -- 0.5%
   AAR                                 4,000   $       124
   Doncasters PLC*                     6,600           147
   Life Technologies                   3,600            97
   Thiokol                             2,400           172
   Wyman-Gordon*                       2,500            57
                                                ----------
                                                       597
                                                ----------
AGRICULTURE -- 0.1%
   Sylvan*                            17,300           188
                                                ----------
                                                       188
                                                ----------
AIR TRANSPORTATION -- 0.6%
   Airborne Freight                    3,600           138
   Airnet Systems*                     8,700           147
   Alaska Airgroup*                    9,600           239
   Mesaba Holdings*                    1,000            15
   Midwest Express Holdings*           5,850           186
   Offshore Logistics*                 3,700            67
                                                ----------
                                                       792
                                                ----------
AIRCRAFT -- 0.1%
   BE Aerospace*                       5,300           129
                                                ----------
                                                       129
                                                ----------
APPAREL/TEXTILES -- 2.0%
   Ashworth*                           6,900            61
   Burlington Industries*             23,500           258
   Culp Incoporated                    7,600           132
   First Years                         8,300           158
   Guilford Mills                      5,400           106
   Interface                          14,400           335
   Kellwood                            5,200           136
   Kenneth Cole Production*            4,800            76
   Nautica Enterprises*               11,300           266
   Pillowtex                           5,300           113
   Quaker Fabric*                     11,700           186
   Quiksilver*                         8,700           238
   Tommy Hilfiger*                     1,400            62
   Tultex*                            17,500           112
   Westpoint Stevens*                  3,300           125
   Worldtex*                          19,700           140
                                                ----------
                                                     2,504
                                                ----------
AUTOMOTIVE -- 1.5%
   Arvin Industries                    4,800           133
   Borg-Warner Automotive             11,200           546
   Federal Mogul                      26,000           757
   Gentex*                             6,500           131
   TBC*                               40,400           308
                                                ----------
                                                     1,875
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
BANKS -- 8.5%
   Affiliated Community Bancorp        4,900    $      142
   Albank Financial                    2,700           104
   Andover Bancorp Incorporated        3,800           110
   Astoria Financial*                 18,800           775
   Bank Plus*                         39,300           427
   Bay View Capital                    2,200           111
   Cenfed Financial                   16,940           491
   City National                       5,800           140
   Coast Savings Financial*           24,000         1,023
   Commerce Bancorp New Jersey         4,100           140
   Commercial Federal                  2,950           103
   Cullen/Frost Bankers                1,500            59
   Dime Community Bancorp*            15,900           276
   Downey Financial                   34,885           698
   Eagle Financial                     7,400           205
   First Savings Bank of Washington    1,700            35
   Firstfed Financial*                 2,200            60
   Greater New York Savings Bank      37,300           713
   Hubco                               1,800            47
   Imperial Bancorp*                   5,830           145
   Long Island Bancorp                23,500           820
   MAF Bancorp                         3,200           134
   Magna Group                         4,500           145
   New York Bancorp                    2,250            74
   North Fork Bancorporation           5,000           105
   Onbancorp                           2,600           123
   One Valley Bancorp                  3,400           138
   Peoples Heritage Financial Group    3,600           119
   Queens County Bancorp               2,600           107
   Reliance Bancorp                   18,200           460
   Republic Bancorp                    8,300           109
   Riggs National                     33,400           618
   Silicon Valley Bancshares*          3,700           146
   SIS Bancorp                         3,900           111
   Sovereign Bancorp                  35,720           469
   Sterling Bancorp                    7,700           144
   T R Financial                      19,900           403
   Trans Financial                     5,400           134
   UST                                 6,700           141
   Webster Financial                   2,800           113
   Westamerica Bancorporation          1,000            68
                                                ----------
                                                    10,485
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.2%
   Cox Radio, Cl A*                    2,400            54
   Emmis Broadcasting*                 3,000           115
   Pegasus Communications*             1,200            12
   Universal Outdoor Holdings*         1,900            62
                                                ----------
                                                       243
                                                ----------
BUILDING & CONSTRUCTION -- 0.5%
   Centex                              3,400           136
   Jacobs Engineering Group*           4,900           132

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Lennar                              4,700    $      123
   MDC Holdings                       12,800           109
   Willbros Group*                     7,500            78
                                                ----------
                                                       578
                                                ----------
BUILDING & CONSTRUCTION SUPPLIES -- 0.6%
   Griffon*                           18,700           255
   Miller Industries*                 23,250           381
   Nortek*                             5,100           119
                                                ----------
                                                       755
                                                ----------
CHEMICALS -- 1.2%
   Dexter                              2,700            81
   General Chemical Group             12,600           312
   H.B. Fuller                         2,400           133
   Mississippi Chemical               12,700           289
   OM Group                            8,600           271
   Scotts*                             6,900           202
   Tredegar Industries                 3,100           169
                                                ----------
                                                     1,457
                                                ----------
COAL MINING -- 0.3%
   Zeigler Coal Holding               17,900           416
                                                ----------
                                                       416
                                                ----------
COMMUNICATIONS EQUIPMENT -- 1.1%
   Act Manufacturing*                  3,500            99
   Coherent Communications Systems*    7,600           165
   Digital Microwave*                  4,300           133
   Dionex*                             1,000            53
   Larscom Incorporated, Cl A*         8,700           105
   P-Com*                              1,500            48
   Pairgain Technologies*              6,600           138
   Sawtek*                             4,100           137
   Tekelec*                            6,850           240
   Ultrak*                            10,200           130
   Videoserver*                        4,000            69
                                                ----------
                                                     1,317
                                                ----------
COMPUTERS & SERVICES -- 3.0%
   Avid Technology*                    9,500           223
   Banctec*                            5,700           144
   Channell Commercial*                7,500            81
   Cirrus Logic*                      29,900           359
   Comverse Technology*                4,200           192
   Data General*                       5,900           126
   Deltek Systems*                     6,000            84
   Dynatech*                           3,100           116
   Encad*                              7,100           264
   HMT Technology*                     3,600            48
   Innovex                             6,800           190
   Komag*                              2,300            66
   Lecroy*                             4,200           147

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Lexmark International Group*        5,300    $      140
   Micros Systems*                     2,800           111
   Microtouch Systems*                 5,200           131
   Natural Microsystems*               4,500           111
   Network Appliance*                  4,200           170
   Oak Technology*                    20,600           193
   Quantum*                            1,100            43
   Trident Microsystems*               5,300            76
   Wang Laboratories*                 36,100           740
                                                ----------
                                                     3,755
                                                ----------
CONCRETE & MINERAL PRODUCTS -- 0.3%
   Dal-Tile International*             9,500           152
   Ferro                               3,500           131
   Florida Rock Industries             3,100           104
                                                ----------
                                                       387
                                                ----------
CONSUMER PRODUCTS -- 0.7%
   Central Louisiana Electric          5,000           126
   Public Service of New Mexico       23,500           414
   Stride Rite                        10,000           152
   Vans*                               8,800           110
   Wolverine World Wide                3,750            97
                                                ----------
                                                       899
                                                ----------
CONTAINERS & PACKAGING -- 0.6%
   Greif Brothers                      2,100            59
   Silgan Holdings*                   10,500           315
   US Can*                            18,800           305
                                                ----------
                                                       679
                                                ----------
DRUGS -- 2.6%
   Anesta*                             3,700            63
   ChiRex*                             5,000            57
   Creative Biomolecules*             11,900           120
   Dura Pharmaceuticals*              15,200           604
   Fuisz Technologies*                 5,100            43
   Guilford Pharmaceuticals*           8,500           217
   IDEC Pharmaceuticals Corp*          1,600            36
   Interneuron Pharmeceutical*         2,000            32
   Jones Medical Industries            7,900           283
   Liposome*                           1,500            38
   Martek Biosciences*                 3,700            63
   Medicis Pharmaceutical, Cl A*      10,000           342
   NBTY*                               6,400           150
   Neurocrine Biosciences*             3,700            36
   Onyx Pharmaceuticals *              4,300            46
   Parexel International*             13,200           434
   Pathogenesis*                       5,100           141
   Rexall Sundown*                    16,400           439
   Sangstat Medical*                   1,900            47
                                                ----------
                                                     3,191
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 0.8%
   Calpine*                           23,100    $      474
   Commonwealth Energy System          4,800           104
   Esco Electronics Corp*             10,700           111
   Sierra Pacific Resources            4,600           136
   Sigcorp                             4,300           109
                                                ----------
                                                       934
                                                ----------
ELECTRICAL TECHNOLOGY -- 0.4%
   Anadigics*                          3,400           113
   Belden                              6,200           226
   Marshall Industries*                5,200           189
                                                ----------
                                                       528
                                                ----------
ENTERTAINMENT -- 1.6%
   Carmike Cinemas, Cl A*              5,500           191
   GC*                                13,300           565
   Harveys Casinos Resorts            12,200           206
   MGM Grand*                          1,700            64
   Regal Cinemas*                     16,175           532
   Vistana*                            8,200            97
   WMS Industries*                    16,100           334
                                                ----------
                                                     1,989
                                                ----------
ENVIRONMENTAL SERVICES -- 0.2%
   Newpark Resources*                  2,800           147
   United Waste Systems*               2,400            92
                                                ----------
                                                       239
                                                ----------
FINANCIAL SERVICES -- 6.4%
   Aames Financial                     3,850            50
   American General Hospitality       12,000           310
   Americredit*                       10,600           199
   Apartment Investment &
     Management                       15,100           421
   Arden Reality Group*               11,500           298
   Burnham Pacific Properties         14,100           187
   Central Financial Acceptance*       3,000            33
   Credit Acceptance*                 15,800           223
   Equity Inns, REIT                  47,100           618
   First Alliance*                     5,350           132
   Hamilton Bank Corp*                 1,300            28
   Healthcare Realty Trust             7,400           192
   Imperial Credit Industries*        22,300           421
   Interra Financial                   2,700           117
   JSB Financial                       2,500           110
   Kilroy Realty                      18,300           439
   Liberty Property Trust             13,500           324
   Long Beach Financial*              29,900           239
   McDonald                            4,600           177
   Metris*                             5,000           141
   Morningstar Group*                 34,900           916

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   National Surgery Centers*           4,300    $      166
   North American Mortgage            12,400           250
   NVR*                                5,000            77
   Pacific Gulf Properties             7,600           161
   Piper Jaffray                       5,700           112
   Prentiss Properties Trust          19,000           446
   Reckson Associates                  8,400           189
   Redwood Trust                       2,400           137
   RFS Hotel Investors                16,800           313
   Sirrom Capital                      2,900           113
   The Money Store                     2,500            64
   Walden Residential                 11,500           273
                                                ----------
                                                     7,876
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 0.9%
   Adolph Coors, Cl B                  5,300           129
   Chiquita Brands International      22,200           341
   Dimon                               6,100           141
   Schweitzer-Manduit International*   6,300           217
   Standard Commercial                 6,363           107
   Universal                           4,000           145
   Worthington Foods                   4,733            98
                                                ----------
                                                     1,178
                                                ----------
GAS/NATURAL GAS -- 0.6%
   Connecticut Energy                  4,800           108
   Energen                             3,300           109
   Northwest Natural Gas               4,300           105
   NUI                                11,700           256
   Unit*                              17,900           192
                                                ----------
                                                       770
                                                ----------
GLASS PRODUCTS -- 0.6%
   Excel Industries                    7,500           136
   Hirsch International*               9,250           210
   Libbey                             13,100           437
                                                ----------
                                                       783
                                                ----------
HOTELS & LODGING -- 0.4%
   Candlewood Hotels*                  5,300            45
   Doubletree*                         4,100           183
   Fours Seasons Hotel                 2,100            55
   Signature Resorts*                  8,100           238
                                                ----------
                                                       521
                                                ----------
HOUSEHOLD FURNITURE & FIXTURES -- 0.8%
   Bush Industries                     5,800           130
   Ethan Allen Interiors               7,100           371
   Furniture Brands International*    18,400           287
   O'Sullivan Industries Holdings*    16,800           262
                                                ----------
                                                     1,050
                                                ----------

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.2%
   Advanced Lighting Technologies*     8,950    $      234
   American Safety Razor*             39,100           582
   Helen of Troy Ltd*                  5,600           150
   Holophane*                          8,500           181
   National Presto Industries          8,900           336
                                                ----------
                                                     1,483
                                                ----------
INSURANCE -- 5.9%
   Allmerica Financial*                4,800           175
   American Heritage Life Insurance    4,000           116
   Amerin*                             5,800           136
   Amerus Life Holdings, Cl A*         6,400           166
   Capmac Holdings                     3,900           109
   Capsure Holdings*                   9,000           112
   Delphi Financial Group, Cl A*       8,404           319
   E.W. Blanch Holdings               11,900           295
   Enhance Financial Services Group    5,700           238
   Everest Reinsurance Holdings        4,600           156
   Executive Risk                      9,200           480
   First American Financial            3,100           110
   FPIC Insurance Group*               9,300           188
   Fremont General                     4,600           162
   Gryphon Holdings*                  16,300           242
   Harleysville Group                  5,900           215
   Healthcare Recoveries Inc*          8,600           131
   Highlands Insurance Group*         11,400           228
   Horace Mann Educators              17,700           854
   IPC Holdings                       14,700           375
   Life Re                             3,300           142
   Life USA Holdings*                  9,100           110
   Orion Capital                       2,000           134
   Penn Treaty American*               4,000           109
   Penncorp Financial Group            5,100           174
   PMI Group                           2,400           132
   Presidential Life                  12,200           175
   RLI                                 3,100            99
   State Auto Financial               14,100           274
   Terra Nova (Bermuda) Holdings-A*    8,000           160
   Total Renal Care Holdings*          7,200           259
   Vesta Insurance Group               3,100           142
   WR Berkley                          4,300           223
   Western National                   12,500           327
                                                ----------
                                                     7,267
                                                ----------
LEASING & RENTING -- 0.2%
   Rental Service*                     5,800           126
   Renters' Choice*                    7,250           140
                                                ----------
                                                       266
                                                ----------
LEISURE PRODUCTS -- 0.2%
   DSI Toys*                          12,000            97
   Velcro Industries                   2,600           195
                                                ----------
                                                       292
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
LUMBER & WOOD PRODUCTS -- 0.2%
   TJ International                   12,300    $      288
                                                ----------
                                                       288
                                                ----------
MACHINERY -- 2.7%
   Allied Products                     1,500            49
   Amcast Industrial                   4,300           105
   Aptar Group                         3,100           138
   Asyst Technologies*                 4,100           165
   BWIP Holding, Cl A                  9,900           189
   Camco International                 1,500            77
   Durco International                 2,500            71
   Edelbrock*                          4,900           104
   Fisher Scientific International     6,900           250
   Gardner Denver Machinery*          11,000           297
   Gleason                             2,600            97
   Idex                                1,500            43
   Kuhlman                             5,800           160
   Kulicke & Soffa Industries*         1,900            64
   Lindsay Manufacturing               2,500            90
   Magnetek*                           9,200           161
   Manitowoc                           2,800           125
   Moog*                              13,200           332
   Omniquip International*            16,600           334
   Semitool*                           4,100            51
   UCAR International*                 7,400           355
   Varco International*                2,300            63
   Zoltek*                             1,300            41
                                                ----------
                                                     3,361
                                                ----------
MANUFACTURING -- 0.9%
   Aviall*                             2,600            38
   Champion Enterprises*               7,000           129
   Donaldson                           1,500            55
   NCH                                 2,000           130
   Watts Industries, Cl A             20,300           505
   Zebra Technologies, Cl A*           7,100           218
                                                ----------
                                                     1,075
                                                ----------
MARINE TRANSPORTATION -- 0.5%
   Avondale Industries*                6,400           122
   Oak Industries*                    10,900           270
   Royal Caribbean Cruises             6,000           209
                                                ----------
                                                       601
                                                ----------
MEASURING DEVICES -- 0.5%
   Chart Industries                    6,400           144
   Fluke                               6,400           319
   Molecular Dynamics*                10,000           145
                                                ----------
                                                       608
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                            SHARES    VALUE (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 5.6%
   Algos Pharmaceuticals*              6,500    $      114
   American Homepatient*               2,500            49
   Closure Medical*                    2,200            46
   Del Global Technologies*            3,800            34
   Digene*                             5,000            50
   Emcare Holdings*                    1,000            30
   ESC Medical Systems*                6,100           165
   Faulding*                          15,900           175
   Genesis Health Ventures*            4,000           132
   Gilead Sciences*                    1,400            38
   Haemonetics*                       10,900           187
   HemaSure*                           4,200            12
   Hologic*                            2,000            48
   Horizon Mental Health
     Management*                       3,300            59
   II-VI*                              3,400            66
   Interim Services*                   3,500           137
   Invacare                            3,000            65
   Lincare Holdings*                  16,200           632
   Lunar*                                800            16
   Maxicare Health Plans*              8,500           204
   Medquist*                           8,300           214
   Mentor Corporation/Minn             5,300           140
   Molecular Devices*                  5,300            77
   Multicare*                         16,100           400
   NCS Healthcare*                     7,300           204
   Neoprobe*                           6,500            98
   Novacare*                          10,100           128
   Occusystems*                        7,000           184
   OEC Medical Systems*               10,100           169
   Orthodontic Centers of America*    21,200           355
   Pediatrix Medical Group*            5,400           215
   Pharmaceutical Product
     Development*                      7,100           136
   PHP Healthcare*                     5,300            80
   Phycor*                             9,400           269
   Regency Health Services*            9,800           120
   Renal Treatment Centers*            3,500           101
   Respironics*                        6,900           140
   Rotech Medical*                     7,100           120
   Sabratek Corp*                      3,200            85
   Safeskin*                           4,700           118
   Sofamor/Danek Group*                3,200           147
   Spine-Tech*                           900            31
   Sullivan Dental Products           11,200           176
   Sun Healthcare Group*              14,700           246
   Techne*                             8,600           238
   Tecnol Medical Products*            5,000            96
   Trigon Healthcare*                  9,500           185
   Universal Health Services, Cl B*    1,400            57
   Urohealth Systems, Cl A*           10,700            91
   Urologix*                           3,600            60
   Ventana Medical Systems*            1,500            20
                                                ----------
                                                     6,959
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                            SHARES    VALUE (000)
--------------------------------------------------------------------------------
METALS & MINING -- 0.4%
   Amcol International                 7,400    $      136
   Cleveland Cliffs                    2,400           101
   Wolverine Tube*                     7,100           209
                                                ----------
                                                       446
                                                ----------
MISCELLANEOUS BUSINESS SERVICES -- 7.1%
   Abacus Direct*                      2,900            75
   Acxiom*                             6,000           102
   Allin Communications*               4,200            13
   American Business Information*      7,300           150
   Analysts International              5,800           210
   Arbor Software*                     4,600           137
   Aspen Technology*                  11,100           425
   Auspex Systems*                     2,900            30
   BDM International*                  7,400           192
   Black Box*                          4,500           159
   Caci International*                 5,000            92
   Cambridge Technology Partners*     11,300           345
   Concord EFS*                       17,300           389
   Credit Management Solutions*        4,100            43
   Dataworks*                          5,400           103
   Day Runner*                         6,400           177
   Dbt Online*                         1,800            82
   Discreet Logic*                     4,900            80
   Envoy*                              4,900           148
   Fair, Isaac                         2,400            95
   HNC Software*                       3,600           119
   Hooper Holmes                       2,700            59
   Hyperion Software*                  2,900            52
   Ikos Systems*                       6,300           156
   Infinity Financial*                 5,600            76
   Inso*                               4,200           118
   JDA Software Group*                12,000           333
   Legato Systems*                     2,800            56
   Logicon                             2,600           131
   Manugistics*                        3,200           208
   McAfee Associates*                  3,000           197
   Medic Computer Systems*             2,700            47
   Meta Group*                         2,700            61
   National Techteam*                  3,600            90
   NCO Group*                          3,000            99
   Network General*                    6,000           110
   Nova*                               2,800            51
   Orcad*                              5,900            53
   Overland Data*                      3,200            21
   Peerless Systems*                  12,300           191
   Pegasystems*                        5,400           153
   Planning Sciences
     International, ADR*               4,800            24
   PMT Services*                       9,200           147
   PRI Automation*                     3,400           130
   Qualix Group*                       7,800            65
   Registry*                           4,400           212
   Scopus Technology*                  3,250            98

================================================================================


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Security Dynamics Technology*       1,500    $       55
   Siebel Systems*                     7,400           194
   Spectrum Holobyte*                 14,600            93
   SPSS*                               1,100            35
   Stratus Computer*                   3,500           160
   Summit Design*                      9,700            75
   Sunquest*                           5,600            71
   Superior Services*                  3,000            65
   Synopsys*                           1,600            60
   Systems and Computers
     Technology*                       6,900           166
   Systemsoft Corp*                   12,200           146
   Veritas Software*                   5,450           271
   Viasoft*                            4,600           244
   Viewlogic Systems*                  9,700           146
   Visio*                              6,550           377
   Wackenhut Corrections*              8,800           173
   Wall Data*                         10,100           253
   Wind River Systems*                 3,600           122
                                                ----------
                                                     8,810
                                                ----------
MISCELLANEOUS CONSUMER SERVICES -- 0.3%
   Accustaff*                          2,142            51
   Corestaff*                          2,000            48
   G&K Services                        3,900           128
   Robert Half International*            400            17
   Romac International*                  900            26
   Steiner Leisure*                    2,500            70
                                                ----------
                                                       340
                                                ----------
MISCELLANEOUS MANUFACTURING -- 1.2%
   Cable Design Technologies*          1,200            33
   Coherent*                           2,500           109
   Culligan Water Technologies*        3,500           156
   Encore Wire*                        8,000           204
   General Cable*                     12,600           269
   Paragon Trade Brands*               6,300           102
   RMI Titanium*                       7,800           181
   Scientific Games Holdings*         14,100           345
   Superior Telecom*                   4,500           102
                                                ----------
                                                     1,501
                                                ----------
OFFICE FURNITURE & FIXTURES -- 0.6%
   Kimball International, Cl B        16,300           644
   Knoll*                              4,100            77
                                                ----------
                                                       721
                                                ----------
PAPER & PAPER PRODUCTS -- 1.1%
   American Pad & Paper*              12,500           231
   Buckeye Cellulose*                  9,900           312
   Gaylord Container*                 16,300           133
   Pope and Talbot                    26,400           436

-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-------------------------------------------------------------------------------
   Republic Group                      3,300    $       54
   Shorewood Packaging*               11,500           233
                                                ----------
                                                     1,399
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 3.4%
   Barrett Resources*                  1,300            44
   Belco Oil & Gas*                    6,900           162
   Bellwether Exploration*            14,100           141
   Berry Petroleum                    17,500           263
   Cabot Oil & Gas, Cl A               2,200            41
   Cliffs Drilling*                    3,000           210
   Comstock Resources*                 4,000            41
   Cross Timbers Oil                   6,600           128
   Edge Petroleum*                     4,000            57
   EVI*                                2,600            98
   Falcon Drilling*                    1,200            55
   Giant Industries                   10,300           149
   Key Energy Group*                  10,200           168
   Marine Drilling*                    8,200           165
   Nabors Industries*                  2,200            49
   Noble Drilling*                     3,100            67
   Nuevo Energy*                       3,200           140
   Oceaneering International*         15,700           267
   Patterson Energy*                   7,000           252
   Pool Energy Services*              12,100           201
   Pride Petroleum Service*           16,420           365
   Seacor Holdings*                    2,900           150
   Seitel*                             3,600           134
   Snyder Oil Common                   5,800           106
   St Mary Land & Exploration          5,900           187
   Stone Energy*                       4,000           112
   Titan Exploration*                  5,900            54
   Veritas Dgc*                       12,300           255
   Wiser Oil                           6,200            97
                                                ----------
                                                     4,158
                                                ----------
PRINTING & PUBLISHING -- 1.9%
   Bowne                              21,000           627
   Electronics for Imaging*            2,600           104
   Gibson Greetings*                   5,100           111
   Journal Register*                   8,800           133
   Lone Star Industries                6,000           239
   Media General                       7,700           235
   Medusa                              7,300           282
   Merrill                             4,900           160
   New England Business Service        2,600            76
   Southdown                           7,100           287
   Standard Register                   3,800           133
                                                ----------
                                                     2,387
                                                ----------
PROFESSIONAL SERVICES -- 1.6%
   American Oncology Resources*        4,300            61

STATEMENT OF NET ASSETS
================================================================================

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Carson Pirie*                      22,800    $      735
   CDI*                                2,000            81
   Cornell Corrections*                1,700            20
   Devry*                              5,000           138
   Ecsoft Group Plc*                   5,600            73
   Educational Management*             2,400            57
   Equity International*              16,500           396
   FYI*                                3,900            86
   Intelliquest Information Group*     4,700            92
   Sylvan Learning Systems*            4,700           169
   Tetra Tech*                         2,000            40
                                                ----------
                                                     1,948
                                                ----------
RAILROADS -- 0.4%
   Canadian National Railway           7,700           321
   Railtex*                            3,800            70
   Rural/Metro*                        2,500            80
                                                ----------
                                                       471
                                                ----------
RETAIL -- 10.3%
   American Medserve*                  4,900            71
   Arbor Drugs                         6,300           124
   Authentic Fitness                  13,000           190
   BMC West*                          19,200           254
   Burlington Coat Factory
     Warehouse*                       31,800           568
   Cash America International         26,000           254
   CDW Computer Centers*               4,450           218
   CKE Restaurants                     4,650           111
   Delchamps                           7,300           199
   Dollar Tree Stores*                 3,700           178
   Dress Barn*                        16,800           290
   Duck-Wall Alco Stores*              6,400            80
   Eagle Hardware & Garden*            2,700            65
   Filene's Basement*                 18,400           115
   Fine Host*                          3,300           101
   Finish Line*                        4,800            59
   Finlay Enterprises*                 1,000            17
   Foodmaker*                         18,400           258
   Friedman's, Cl A*                   8,500           159
   Gadzooks*                           5,300           176
   Goodys Family Clothing*             7,500           173
   Guess*                             10,900           134
   Gymboree*                           1,000            25
   Hollywood Entertainment*            3,700            74
   Ingles Markets, Cl A               22,300           322
   Just for Feet*                      8,325           163
   Landry's Seafood Restaurants*      13,900           257
   Linens N Things*                      600            16
   Little Switzerland*                25,000           144
   Longs Drug Stores                  22,600           537
   Men's Wearhouse*                    8,100           270
   Meyer (Fred)*                       3,000           138
   Michaels Stores*                    9,600           190

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Micro Warehouse*                    7,700    $      133
   Mueller Industries*                   100             4
   Nichols Research*                   3,650            71
   NPC International Inc*             15,500           184
   O'Reilly Automotive*                4,800           174
   Papa John's International*          5,300           169
   Paul Harris Stores*                 3,900            68
   Petco Animal Supplies*             10,350           277
   Pier 1 Imports                      9,800           219
   Proffitts*                          1,700            68
   Quality Food Centers*               3,600           137
   Ross Stores*                        6,600           186
   Ruddick                            19,800           299
   Ryan's Family Steak Houses*        12,500           114
   Shopko Stores                      73,000         1,725
   Showbiz Pizza Time*                 8,800           198
   St. John Knits                      3,000           128
   Stage Stores*                       5,200           105
   Travis Boats and Motors*            6,500            89
   US Office Products*                 2,400            59
   Waban*                             40,000         1,215
   West Marine*                       12,200           320
   Williams Sonoma*                    1,800            66
   Zale*                              39,400           793
                                                ----------
                                                    12,731
                                                ----------
RUBBER & PLASTIC -- 0.3%
   Carlisle Companies                  4,300           131
   Furon                               7,700           196
                                                ----------
                                                       327
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.1%
   Alliance Semiconductor*             7,000            59
   AVX                                12,300           335
   Burr-Brown*                        13,650           428
   CFI Proservices*                    7,100           122
   Computer Products*                  5,500           122
   Credence Systems*                     400            12
   Cymer*                              1,700            90
   Cypress Semiconductor*              6,100            87
   Elantec Semiconductor*              9,600            37
   Electroglas*                          700            18
   Flextronics International*          1,800            43
   FSI International*                  3,900            55
   Hadco*                              1,200            72
   Hutchinson Technology*              2,600            72
   Integrated Device Technology*       5,400            76
   Intevac*                            4,600            70
   Invision Technologies*              4,000            58
   Level One Communications*           5,000           189
   Micro Linear*                      19,500           390
   Microchip Technology*               1,550            55
   MRV Communications*                 2,200            54

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Novellus Systems*                     700    $       57
   Photronics Labs*                    3,300           147
   Read-Rite*                          3,000            63
   Remec*                              4,600           139
   Rf Monolithics*                     2,000            29
   Sanmina*                            9,600           556
   Sierra Semiconductor*               9,300           224
   Technitrol                          4,800           120
   Tower Semiconductor*               28,100           365
   Triquint Semiconductor*             5,400           214
   Unitrode*                           4,200           208
   Vitesse Semiconductor*              4,100           147
   VLSI Technology*                    3,200            78
   Zytec*                             13,200           234
                                                ----------
                                                     5,025
                                                ----------
SPECIALTY CONSTRUCTION -- 0.2%
   Apogee Enterprises                  7,800           144
   Oakwood Homes                       5,000           119
                                                ----------
                                                       263
                                                ----------
SPECIALTY MACHINERY -- 0.2%
   Fedders                            22,300           137
   Littelfuse*                           500            26
   Schnitzer Steel Industries, Cl A    4,700           118
                                                ----------
                                                       281
                                                ----------
STEEL & STEEL WORKS -- 0.8%
   Inland Steel Industries             5,000           123
   Maverick Tube*                     11,500           348
   National Steel, Cl B*               8,600           116
   Oregon Metallurgical*               7,500           195
   Precision Castparts                 2,000           125
   Reliance Steel & Aluminum           3,000           109
                                                ----------
                                                     1,016
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 1.0%
   ACC*                                1,600            41
   Boston Technology*                  4,500           129
   Brightpoint*                       11,525           357
   Midcom Communications*              5,700            42
   Orion Network Systems*              6,000            65
   Pacific Gateway Exchange*           4,350           115
   Periophonics*                       6,000           112
   Telco Communications Group*        15,300           361
   Teletech Holdings*                  2,200            51
                                                ----------
                                                     1,273
                                                ----------
TESTING LABORATORIES -- 0.5%
   Curative Technologies*              3,400            95
   FemRx*                              8,400            17
   International Telecommunications
     Data Systems*                     4,900            82

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Plexus*                             5,200    $      196
   Quintiles Transnational*            3,200           200
                                                ----------
                                                       590
                                                ----------
TRANSPORTATION SERVICES -- 0.1%
   GATX                                2,300           131
                                                ----------
                                                       131
                                                ----------
TRUCKING -- 1.1%
   Air Express International           2,000            73
   Expeditors International of
     Washington                        7,900           228
   Heartland Express*                  2,000            44
   Iron Mountain*                      5,800           162
   MS Carriers*                        7,400           155
   Rollins Truck Leasing               8,000           110
   Swift Transportation*               4,500           145
   USFreightways                      10,000           243
   Werner Enterprises                  2,000            39
   Yellow*                             6,500           124
                                                ----------
                                                     1,323
                                                ----------
WATER UTILITIES -- 0.1%
   California Water Service            2,400           110
                                                ----------
                                                       110
                                                ----------
WHOLESALE -- 4.2%
   Amerisource Health*                 4,000           171
   Barnes Group                        4,100           110
   Barnett*                            4,800           107
   Cellstar*                           7,000           251
   Central Garden and Pet*             5,500           133
   CHS Electronics*                   12,000           299
   Egghead*                           27,800           130
   Ha Lo Industries*                   8,450           198
   Harmonic Lightwaves*                6,200           102
   Henry Schein*                       8,300           277
   Insight Enterprises*                4,100           117
   Integrated Circuit Systems*        11,300           201
   JP Foodservice*                     5,600           162
   Marquette Medical Systems,
     Cl A*                             9,600           221
   Meade Instruments*                  5,900            41
   Medical Resources*                  9,600           133
   Michael Foods                      12,900           183
   North Face*                         4,300            78
   Omnicare                           15,600           447
   Patterson Dental*                   4,300           148
   Performance Food Group*            15,200           315
   Physician Sales & Services*         2,600            38
   Pioneer Standard Electronics       31,300           387
   Playboy Enterprises*                6,400            75
   Rexel*                              7,800           142
   Richfood Holdings                   6,100           141

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


SMALL CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Serologicals*                       8,400    $      161
   Universal Forest Products          33,600           466
                                                ----------
                                                     5,234
                                                ----------
Total Common Stocks
   (Cost $111,539)                                 118,800
                                                ----------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bills (A)
     Zero Coupon, 09/18/97             $ 640           630
                                                ----------
Total U.S. Treasury Obligation
   (Cost $630)                                         630
                                                ----------
REPURCHASE AGREEMENTS -- 7.1%
   Morgan Stanley
     5.500%, dated 05/30/97, matures
     06/02/97, repurchase price
     $6,610,000 (collateralized by
     various FHLB obligations, par
     value $7,145,000, 6.336%-7.108%,
     02/28/06-05/21/97, total market
     value: $6,756,000)                6,607         6,607
   Merrill Lynch
     5.430%, dated 05/30/97, matures
     06/02/97, repurchase price
     $2,262,000 (collateralized by
     FHLMC obligations, par value
     $2,340,000, 6.336%-7.108%,
     03/25/25, total market
     value: $2,310,000)                2,261         2,261
                                                ----------
Total Repurchase Agreements
   (Cost $8,868)                                     8,868
                                                ----------
Total Investments -- 103.5%
   (Cost $121,037)                                 128,298
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- (3.5)%         (4,357)
                                                ----------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 11,410,362 outstanding
   shares of beneficial interest                   112,082
Undistributed net investment income                    103
Accumulated net realized gain
   on investments                                    3,933
Net unrealized appreciation
   on futures contracts                                562
Net unrealized appreciation
   on investments                                    7,261
                                                ----------
TOTAL NET ASSETS -- 100.0%                        $123,941
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $    10.86
                                                ==========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
REIT --REAL ESTATE INVESTMENT TRUST

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 30.1%
   U.S. Treasury Bonds
     9.250%, 02/15/16                 $22,795   $   28,162
     6.000%, 02/15/26                   9,540        8,391
     6.500%, 11/15/26                  11,105       10,474
     6.625%, 02/15/27                  15,410       14,847
   U.S. Treasury Notes
     5.625%, 08/31/97                     275          275
     5.375%, 05/31/98                   1,800        1,791
     5.125%, 11/30/98                     150          148
     5.000%, 01/31/99                     450          442
     6.375%, 04/30/99                   3,140        3,149
     5.875%, 11/15/99                   1,760        1,743
     6.375%, 01/15/00                     525          526
     6.875%, 03/31/00                   1,100        1,114
     5.750%, 10/31/00                     685          671
     6.625%, 07/31/01                   2,260        2,270
    10.750%, 02/15/03                   1,750        2,095
     5.875%, 02/15/04                     675          649
     7.000%, 07/15/06                  18,780       19,171
     3.375%, 01/15/07                   8,136        7,997
   U.S. Treasury STRIPS
     Zero Coupon, 08/15/20              6,000        1,176
                                                ----------
Total U.S. Treasury Obligations
   (Cost $104,587)                                 105,091
                                                ----------

CORPORATE OBLIGATIONS -- 18.7%
   American General
     9.625%, 07/15/00                    440           475
   Arizona Public Service
     Pvngs II Funding
     8.000%, 12/30/15                  1,000         1,015
   Associates of North America
     9.125%, 04/01/00                  1,300         1,380
   BankAmerica
     9.200%, 05/15/03                    150           165
   Bear Stearns
     6.500%, 06/15/00                  1,450         1,439
   Becton Dickinson
     9.250%, 06/01/16                     75            75
   Boston Edison First Mortgage
     9.375%, 08/15/21                    550           593
   Boston Edison
     9.875%, 06/01/20                    800           868
   Castle Terrace
     8.000%, 05/01/37                    501           506
   Chase Manhattan
     8.000%, 04/15/02                  1,280         1,282
   Chrysler Financial
     13.250%, 10/15/99                   150           172
   Clc Excelsior II Apartments
     8.040%, 02/01/39                    500           503
   Commonwealth Edison
     9.750%, 02/15/20                  1,000         1,077
     9.875%, 06/15/20                    150           166

===============================================================================


--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Connecticut Light & Power
     7.875%, 06/01/01                 $1,100    $    1,112
   Continental Cablevision
     8.875%, 09/15/05                    275           299
     9.500%, 08/01/13                    850           956
   Countrywide Capital I
     8.000%, 12/15/26                    600           590
   Dayton Hudson
    10.000%, 01/01/11                    350           416
     8.600%, 01/15/12                    175           189
   Deseret Generator & Transportation
     Cooperative
     9.375%, 01/02/11                    175           182
   Dresdner Bank
     7.250%, 09/15/15                    300           290
   Equitable
     9.000%, 12/15/04                    700           769
   Federal Express
     9.650%, 06/15/12                    425           491
     9.625%, 10/15/19                    150           161
   Federal Paperboard
    10.000%, 04/15/11                    750           909
     8.875%, 07/01/12                    300           337
   First Chicago
     9.875%, 08/15/00                    450           489
    11.250%, 02/20/01                  2,000         2,277
   First National Bank of Omaha
     7.320%, 12/01/10                    250           238
   First USA Bank of Wilmington
     Delaware
     6.375%, 10/23/00                  2,500         2,459
   Ford Capital
    10.125%, 11/15/00                  1,525         1,679
   Ford Motor Credit
     8.375%, 01/15/00                    150           156
     6.850%, 08/15/00                    575           577
   Ford Motor
     7.700%, 05/15/00                  1,300         1,276
   General Motors Acceptance STRIPS
     0.000%, 06/15/15                  2,600           669
   General Motors
     9.625%, 12/01/00                  1,271         1,381
   Georgia Pacific
     9.500%, 12/01/11                    500           578
     9.750%, 01/15/18                    500           522
     9.875%, 11/01/21                    300           335
   Goldman Sachs
     6.250%, 02/01/03                    800           767
   GTE
    10.250%, 11/01/20                    300           337
   Hillsboro Bay Club
     7.950%, 03/01/37                    102           102
   Household Finance
     9.625%, 07/15/00                    625           674

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Hydro Quebec, Ser FU
     11.750%, 02/01/12               $   820    $    1,107
   Hydro Quebec, Ser GW
     9.750%, 01/15/18                  1,300         1,440
   Hydro Quebec
     8.050%, 07/07/24                    450           481
   J.C. Penney
     9.750%, 06/15/21                  1,200         1,318
   J.P. Morgan Capital
     7.950%, 02/01/27                    200           199
   K N Energy
     9.625%, 08/01/21                  1,400         1,582
   Korea Electric Power Korella
     7.750%, 04/01/13                    300           297
   Lehman Brothers Holdings, MTN
     9.375%, 01/15/99                    600           626
     8.875%, 02/15/00                    250           263
   Lehman Brothers
     9.875%, 10/15/00                  1,625         1,765
     6.125%, 02/01/01                  1,500         1,459
   Loew's
     7.625%, 06/01/23                    450           426
     7.000%, 10/15/23                  1,350         1,193
   Long Island Lighting
     9.625%, 07/01/24                    350           366
   May Department Stores
     9.875%, 06/15/21                    250           283
   Midland Bank
     6.950%, 03/15/11                  1,000           953
   Mississippi Power & Light
     8.800%, 04/01/05                  1,500         1,517
   Mobile Energy Services
     8.665%, 01/01/17                    288           295
   NCNB Bank
    10.200%, 07/15/15                  1,200         1,485
   News America Holdings
    10.125%, 10/15/12                    600           674
   Norsk Hydro A/S
     9.000%, 04/15/12                    275           315
   Paine Webber Group
     6.930%, 08/15/03                    325           319
   Paine Webber
     6.730%, 01/20/04                    150           145
   Province of New Foundland
    10.000%, 12/01/20                  1,200         1,484
   Public Services Electric & Gas
     7.625%, 02/01/00                    200           204
   RJR Nabisco
     8.750%, 08/15/05                    350           350
     8.750%, 07/15/07                    425           423
   Rohm & Haas
     9.500%, 04/01/21                    600           659

SCHEDULE OF INVESTMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Salomon Brothers
     7.750%, 05/15/00                $   225    $      230
     6.750%, 02/15/03                    550           535
     7.000%, 06/15/03                    500           492
   SBA, Ser 1996-I
     7.700%, 09/01/16                    393           403
   SBA, Ser 1996-J
     7.200%, 10/01/16                    197           197
   Security Pacific
    11.000%, 03/01/01                  1,550         1,757
   Southern California Edison
     8.875%, 05/01/23                    125           130
   Swiss Bank
     7.375%, 07/15/15                    200           197
     7.000%, 10/15/15                    300           284
   System Energy Resources
     7.430%, 01/15/11                    388           369
   TCI Communications
     8.750%, 08/01/15                  1,700         1,704
   Tele-Communications
     9.250%, 01/15/23                    150           150
   Tenneco
     7.450%, 12/15/25                    125           117
   Union Camp
    10.000%, 05/01/19                    550           607
   US West Capital Funding
     7.900%, 02/01/27                  1,000           991
   Weyerhaeuser
     7.250%, 07/01/13                    325           319
   Worldcom
     7.750%, 04/01/07                    900           909
   Zurich Capital Trust (B)
     8.376%, 06/01/37                  3,300         3,345
                                                ----------
Total Corporate Obligations
   (Cost $65,274)                                   65,297
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.0%
   Federal Home Loan Mortgage
     Disc Note
     5.650%, 06/12/97                  5,000         4,992
   Resolution Funding STRIPS
     Zero Coupon, 01/15/21             1,000           183
   Resolution Trust Funding STRIPS
     Zero Coupon, 10/15/20               175            33
   Resolution Trust Funding
     8.625%, 01/15/30                    250           299
   SLMA (A)
     6.170%, 07/25/11                  1,600         1,603
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $7,099)                                     7,110
                                                ----------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 21.2%
   FHLMC REMIC Ser 1, Cl Z
     9.300%, 04/15/19               $    739   $       774
   FHLMC REMIC Ser 1907 Cl LP
     Zero Coupon, 06/15/20               250           146
   FHLMC ARM (A)
     6.075%, 10/01/20                    907           894
   FHLMC
     9.500%, 09/01/05                  1,529         1,604
     9.000%, 12/01/05                     39            41
     7.000%, 05/01/07-09/01/25        16,355        16,087
     7.500%, 06/01/10-06/12/27        15,476        15,451
     6.500%, 01/01/11-04/01/26         1,419         1,353
     9.750%, 10/01/14                    671           724
     6.000%, 10/01/23                  2,168         1,999
     8.000%, 08/01/26                  3,727         3,799
   FNMA 30 Year TBA
     7.500%, 06/01/27                  3,500         3,486
   FNMA REMIC Ser 1990-106 Cl-J
     8.500%, 09/25/20                    554           571
   FNMA REMIC Ser 1991-156 Cl A
     7.500%, 10/25/21                  2,040         2,033
   FNMA REMIC Ser 1996-56 Cl E
     Zero Coupon, 04/25/23                67            37
   FNMA STRIPS
     9.000%, 09/25/25                    348           369
   FNMA (C)
     7.000%, 03/01/26                    792           771
   FNMA
     8.500%, 09/01/13                     24            25
     Zero Coupon, 07/25/23                88            62
     Zero Coupon, 08/25/23               204           185
     7.000%, 11/01/23-05/01/26         2,828         2,751
     6.500%, 05/01/26-01/01/27         1,005           953
     8.000%, 12/01/26                  2,443         2,486
   GNMA (A)
     7.125%, 04/20/25                  1,983         2,041
   GNMA 30 Year TBA
     8.000%, 06/19/27                  2,000         2,034
   GNMA
     7.500%, 09/15/06-02/15/23         3,605         3,590
     8.000%, 01/15/07-02/15/27         5,702         5,809
     6.500%, 02/15/11-12/15/23         2,600         2,465
     7.125%, 07/20/22                    869           892
     7.000%, 04/15/23-11/15/23           410           399
     8.500%, 06/15/25-02/15/26           335           348
                                                ----------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $73,797)                                   74,179
                                                ----------

================================================================================


--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.6%
   American Airlines
     9.780%, 11/26/11                $   600     $     686
   AT&T Universal Credit Card
     Master Trust 1995-2 A
     5.950%, 10/17/02                    945           928
   Banc One Credit Card Master
     Trust 1995-B A
     6.300%, 09/15/00                  4,100         4,072
   Chase Manhattan Auto Grantor
     Trust, Ser 1996-B, Cl A
     6.610%, 09/15/02                    233           235
   Chemical Master Credit Card
     Trust I 1995-2 A
     6.230%, 06/15/03                  3,050         2,997
   Chevy Auto Receivables Trust,
     Ser 1996-2, Cl A
     5.900%, 07/15/03                    347           345
   Citibank Credit Card Master
     Trust I Ser 1996-1, Cl A
     Zero Coupon, 02/07/03             6,400         4,997
   Discover Card Acceptance
     1995-2 A
     6.550%, 08/15/00                    725           722
   First Chicago Master Trust II
     1994-L A
     7.150%, 04/15/01                  1,575         1,595
   Ford Credit Grantor Trust 93-B
     4.300%, 07/15/98                    950           949
   IBM Credit Receivables Lease
     Asset Master Trust 93-1 A
     4.550%, 11/15/00                    548           542
   Keycorp Auto Grantor Trust
     1995-A A
     5.800%, 07/15/00                    235           235
   MBNA Master Credit Card Trust
     5.938%, 01/16/07                  2,800         2,817
   NationsBank 1995-1 A
     6.450%, 04/15/03                  1,025         1,023
   Premier Auto Trust 1993-2 A3
     4.900%, 10/15/98                    270           271
   Premier Auto Trust 1993-5 A2
     4.220%, 03/02/99                  1,507         1,503
   Premier Auto Trust 1993-5 B
     4.450%, 03/02/99                    102           102
   Premier Auto Trust 1995-3 A3
     5.950%, 12/06/98                    256           256
   Private Label Credit Card
     Master Trust II 1994-2 A
     7.800%, 09/20/03                    250           256
   Sears Credit Account Master
     Trust 1994-1 A
     7.000%, 08/15/00                  1,025         1,036
   Sears Credit Account Master
     Trust 1995-3 A
     7.000%, 10/15/04                  1,300         1,312

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Toyota Auto Rec Grantor Trust
     5.850%, 03/15/01                  $ 938    $      940
   United Airlines Equipment
     Ser 1991, Cl C
    10.360%, 11/12/12                  1,445         1,700
   Western Financial Grantor
     Trust 1995-2 A1
     7.100%, 07/01/00                    410           414
                                                ----------
Total Asset-Backed Securities
   (Cost $29,850)                                   29,933
                                                ----------

MORTGAGE-BACKED OBLIGATIONS -- 3.2%
   Asset Securitization Ser 1995-D4
     7.100%, 08/13/29                  1,370         1,377
   Asset Securitization j26
   Ser 1996-D6
     6.880%, 11/13/26                  1,800         1,785
   Community Program Loan
     Trust 1987-A A4
     4.500%, 10/01/18                    359           306
   Denton Assisted Living
     Construction Loan
     7.875%, 03/01/38                    498           499
   Donaldson Lufkin Jenrette
     1996-CF2 A1B (B)
     7.290%, 11/12/21                  1,200         1,203
   Green Tree Financial,
     Ser 1996-10, Cl A6
     7.300%, 11/15/28                    400           386
   Green Tree Financial,
     Ser 1997-1, Cl A-6
     7.290%, 03/15/28                    350           338
   Hillsboro Bay Club
     7.950%, 03/01/37                    347           347
   Merrill Lynch 1996-C2 A3
     6.960%, 11/21/28                  1,600         1,568
   Olmstead Commons
     8.400%, 03/01/37                    549           565
   Residential Asset
     Securitization Trust
     7.500%, 01/25/27                    890           895
   Rural Housing REMIC
     Trust 1987-1B
     3.330%, 10/01/28                  1,412         1,336
   Sanctuary At Tuttle Crossing
     Construction Loan
     8.250%, 06/01/37                    490           498
   Structured Asset Securities
     1996-CFL C
     6.525%, 02/25/28                    125           122
                                                ----------
Total Mortgage-Backed Obligations
   (Cost $11,308)                                   11,225
                                                ----------

SCHEDULE OF INVESTMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


CORE FIXED INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.0%
   Edison Funding
     5.750%, 06/05/97               $  5,000    $    4,997
   Transamerica Finance
     5.630%, 06/03/97                  2,000         1,999
                                                ----------
Total Commercial Paper
   (Cost $6,996)                                     6,996
                                                ----------

OPTIONS -- 0.0%
   30 Year Treasury Put Option            72            14
                                                ----------
Total Options
   (Cost $14)                                           14
                                                ----------

MUNICIPAL BOND -- 0.1%
   Los Angeles County, California Taxable Pension
   Obligation  Ser D
     Zero Coupon, 06/30/10               650           241
                                                ----------
Total Municipal Bond
   (Cost $232)                                         241
                                                ----------

REPURCHASE AGREEMENT -- 15.1%
   Merrill Lynch
     5.600%, dated 05/30/97,
     matures 06/02/97, repurchase
     price $52,811,000 (collateralized
     by FHLMC obligation, par value
     $70,960,000, 6.345%, 03/25/25,
     total market value:
     $53,846,000)                     52,787        52,787
                                                ----------
Total Repurchase Agreement
   (Cost $52,787)                                   52,787
                                                ----------
Total Investments -- 101.0%
   (Cost $351,944)                                $352,873
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF MAY 31, 1997.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALER.
(C) SECURITIES HAVE BEEN ISSUED ON A WHEN-ISSUED BASIS.
(D) INVERSE FLOATER
(E) STRUCTURED NOTE
ARM--ADJUSTABLE RATE MORTGAGE
BP--BASIS POINTS
CMO--COLLATERALIZED MORTGAGE OBLIGATION
FHMLC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO--INTEREST ONLY
LIBOR--LONDON INTER BANK OFFERING RATE
MTN--MEDIUM TERM NOTE
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
RFCO--RESOLUTION TRUST FUNDING CORPORATION
RTC--RESOLUTION TRUST CORPORATION
SER--SERIES
SLMA--STUDENT LOAN MARKETING ASSOCIATION
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
TBA--TO BE ANNOUNCED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
24

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 92.1%
AUSTRALIA -- 3.7%
   Amcor                              27,000     $     179
   Australia & New Zealand Bank      148,275         1,015
   Australian Resources              215,200           111
   Broken Hill Proprietary            70,777         1,016
   Capral Aluminum                   121,900           441
   Coles Myer                         51,000           238
   Commonwealth Bank of Australia     65,500           704
   Consolidated Rutile               169,600           114
   CRA                                17,544           288
   Foodland                          163,700         1,028
   Futuris                            29,410            46
   Goodman Fielder                   134,071           174
   Jupiters                           64,500           147
   Lend Lease                         21,389           424
   MacMahon Holdings                  91,200            72
   Mayne Nickless                     43,000           256
   National Australia Bank           246,323         3,523
   Newscorp                           69,087           307
   Pacific Magazines & Print          77,300           212
   Pasminco                          103,000           209
   Pioneer International             113,000           385
   Qantas Airways                    383,300           811
   QBE Insurance                      31,000           184
   Rothmans Holdings                  26,800           184
   Simsmetal Limited                  17,900           123
   St. George Bank                    14,625            89
   Stockland Trust Group              85,000           217
   Western Mining                     53,545           346
   Westpac Bank                      176,900           960
   Westpac Property Trust             70,000            94
   Woodside Petroleum                 23,500           198
                                                  --------
                                                    14,095
                                                  --------
AUSTRIA -- 0.2%
   Brauerei Schwechat                  2,300            88
   Radex Heraklith                     7,900           341
   SCA Laakirchen                        100            46
   Strabag Osterreich                    600            38
   Voest-Alpine Stahl*                 4,700           212
                                                  --------
                                                       725
                                                  --------
BELGIUM -- 0.8%
   Arbed                                 790            86
   CMB                                 4,030           276
   GIB                                25,960         1,156
   Kredietbank                         1,853           763
   Tractabel                           1,580           693
                                                  --------
                                                     2,974
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
CANADA -- 1.0%
   Canadian Imperial Bank              6,400     $     155
   Cascades                           35,800           227
   CCL Industries, Series B            9,300           111
   Dofasco                            23,000           420
   Methanex*                          37,300           338
   National Bank of Canada*           42,800           504
   Oshawa Group                       22,000           319
   Rio Alto Exploration*               7,300            58
   Royal Bank of Canada               17,910           775
   Stelco                            103,100           739
                                                  --------
                                                     3,646
                                                  --------
DENMARK -- 1.0%
   Danske Traelast                     1,280           118
   Den Danske Bank                    22,800         2,167
   FIH, Series B                       5,650           139
   Kobenhavn Lufthavne                10,920         1,192
   Monberg & Thorsen Holding           1,860            99
                                                  --------
                                                     3,715
                                                  --------
FINLAND -- 0.2%
   Enso Oy, Series A                  18,700           168
   Finnair, Series 1                  15,300           104
   Metsa Serla, Series B              33,900           263
   Rauma Oy                              164             4
   UPM-Kymmene                         5,900           135
                                                  --------
                                                       674
                                                  --------
FRANCE -- 8.1%
   Alcatel Alsthom                    11,000         1,190
   AXA - UAP                          20,400         1,220
   Banque National Paris              35,600         1,460
   Bazar L'hotel de Ville              1,161           119
   Bertrand Faure                      5,100           237
   Bollore Technologies                1,400           177
   Bongrain                              610           234
   Bouygues                            2,000           173
   CGIP                                2,700           766
   Chargeurs International             1,650            88
   CIC Union Europe                    2,200           127
   Club Mediterranee                     800            56
   Colas                                 550            76
   Credit Commerce France             16,000           676
   Credit National                     6,750           358
   Danone                              3,344           503
   De Dietrich et Compagnie            3,025           129
   Ecia                                  650            99
   Elf Aquitaine                      28,000         2,796
   Elf Gabon                             400           117
   Eridania Beghin Say                 3,550           496
   Esso SAF                              600            54

STATEMENT OF NET ASSETS
===============================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


INTERNATIONAL EQUITY FUND--CONTINUED
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Fimalac                             1,050     $      97
   Gaumont                             1,950           144
   Generale des Eaux                  12,700         1,561
   Generale des Eaux Warrants*        12,700             9
   Havas                              13,600           916
   Interbail                             300            12
   L'Oreal                             3,400         1,233
   La Rochette                        13,300            56
   Lafarge                            14,035           896
   Legris Industries                   1,650            71
   Louis Vuitton Moet Hennessy         2,370           573
   Lyonnaise des Eaux Dumez           10,450         1,025
   Marine Wendel                       4,600           464
   Michelin, Series B                 19,050         1,040
   Nord Est                              750            17
   Paribas                            34,800         2,239
   Parisienne de Rees*                 3,750           289
   Pernod Ricard                       9,700           462
   Peugeot                            12,900         1,275
   Rhone Poulenc                      38,000         1,230
   Saint Gobain                        5,579           770
   Saint Louis-Bouchon                   950           219
   Sanofi                              7,199           624
   SAT                                   350            94
   Scac Delmas Viel                      126            24
   Seita                               3,500           119
   Skis Rossignol                      3,000            66
   Societe Generale                    9,114         1,011
   Societe Generale d'Entreprise       1,700            36
   Sommer Allibert                     9,000           287
   Total Compaigne, Series B          12,180         1,113
   Union Assurances Federal            2,050           248
   Valeo                              25,500         1,512
   Vallourec                           5,150           294
                                                  --------
                                                    31,177
                                                  --------
GERMANY -- 6.8%
   Aachener & Muenchener                 256           127
   Agiv                               11,420           212
   Andrea-Noris Zahn                   1,490           541
   BASF                               78,390         2,913
   Bayer                              66,000         2,575
   Bayer Vereinsbank                  14,800           613
   Bayerische Motoren Werke            2,761         2,262
   Berliner Kraft und Licht            8,700           206
   BHF Bank                            9,200           257
   Binding Brauerei                      250            72
   CKAG Colonia Konzern                3,200           316
   Continental                        17,550           401
   Daimler Benz                        2,600           201
   DBV Holding                         1,090           411
   Deutsche Pfandrbrief &
     Hypotheken Bank                   6,730           402

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Deutsche Telekom                    8,100     $     181
   DLW*                                2,250           230
   Dyckerhoff & Widmann                  240            32
   Felten & Guilleaume                   450            43
   Frankfurter Hypothebanken
     Centralboden                         40             2
   Herlitz*                            1,440           152
   Holsten Brau                          250            54
   IWKA                                  950           264
   Kabelmetall                           314            32
   Kaufring*                              80             5
   Kolbenschmidt*                     12,200           236
   Lehnkering                             40             5
   Lufthansa                          57,200           912
   Man                                   300            86
   Mannesmann                          4,100         1,676
   Metro AG*                          13,600         1,480
   Nuernberger BET                       130           110
   Papier Waldhof                      3,400           595
   Phoenix                            16,000           253
   Salamander                            540            79
   Varta*                                 80            13
   Veba                               13,650           776
   Viag                                6,760         3,069
   Viag AG New*                          484           217
   Volkswagen                          5,930         3,852
   Wuensche                            1,350           143
                                                  --------
                                                    26,006
                                                  --------
HONG KONG -- 5.6%
   Cathay Pacific Airways            210,000           316
   Cheung Kong Holdings               90,000           921
   China Light & Power                79,500           398
   Citic Pacific                      62,000           354
   Dao Heng Bank Group                55,000           282
   Guangdong Investment              184,000           243
   Guoco Group                        44,000           212
   Hang Lung Development             442,000           847
   Hang Seng Bank                     41,000           492
   Harbour Centre Development         33,000            44
   Henderson Land Development        192,000         1,871
   Hon Kwok Land Investment          494,000           174
   Hong Kong & China Gas             157,600           275
   Hong Kong & Shanghai Hotels       214,000           331
   Hong Kong Aircraft Engineering     61,600           188
   Hong Kong Electric                375,500         1,352
   Hong Kong Telecommunications      155,200           344
   HSBC Holdings                     191,110         5,796
   Hutchison Whampoa                 107,420           894
   Hysan Development                  50,000           167
   Jardine International Motor       146,000           191
   Kowloon Motor Bus                 149,800           290
   Kumagai Gumi                      458,000           508

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Lai Sun Garment International     124,000     $     140
   Liu Chong Hing                    127,000           170
   New World Development              57,000           362
   Oriental Overseas International   106,000            70
   Peregrine Investment Holdings     278,000           495
   Semi-Tech (Global)                 52,000            86
   Sun Hung Kai Properties            57,700           709
   Swire Pacific, Class A            261,500         2,194
   Tai Cheung Holdings               118,000           104
   Top Glory International         1,210,000           256
   Tysan Holdings                    250,000            60
   Wharf Holdings                     85,740           384
                                                  --------
                                                    21,520
                                                  --------
IRELAND -- 0.4%
   Anglo Irish Bank                   72,100            93
   Avonmore Foods                     16,600            65
   Golden Vale                        25,000            27
   Greencore Group                   230,000         1,178
   Hibernian Group                    22,500           121
   Irish Continental Group            10,400           116
                                                  --------
                                                     1,600
                                                  --------
ITALY -- 2.8%
   Assicurazioni Generali             58,170           996
   Banca Di Roma*                    898,700           640
   Banca Popolare di Brescia          44,200           232
   Banca Populare di Bergamo          28,600           404
   Banca Populare di Milano           80,000           430
   Costa Crociere                     50,000           114
   Credito Bergamasco                 15,400           258
   Edison                            255,000         1,209
   ENI                               280,593         1,400
   Ericsson                            3,700            62
   IFIL                              635,000         1,162
   Milano Assicurazioni               25,600            56
   Montedison*                     1,019,800           623
   Montefibre                        119,800            65
   Parmalat Finanziaria              608,500           868
   SAI di Risp                         6,100            18
   Stet                              363,800         1,837
   Toro Assicurazioni                 17,900           196
                                                  --------
                                                    10,570
                                                  --------
JAPAN -- 24.4%
   Achilles                           87,000           243
   Aiya                               19,000           248
   Ajis                                4,000            50
   Apollo Electronics                 22,000           291
   Asahi Bank                        199,000         1,301
   Asahi Broadcasting                  1,100           140
   Asatsu                             17,500           573
   Ashikaga Bank                      14,000            46

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Bank of Tokyo Mitsubishi          123,000     $   2,134
   Bank of Yokohama                  109,000           541
   Belc                               10,000            99
   Canon                              27,000           684
   Charle                              1,000            12
   Chuba Electric Power               35,400           642
   Chubu Steel Plate                  55,000           260
   Chubu Suisan                       22,000           104
   Chugai Pharmaceutical              71,000           603
   Chuo Warehouse                     13,000            94
   Comany                              7,000           101
   Computer Engineering & Consult     14,000           144
   Dai Ichi Kangyo Bank               88,000         1,073
   Daicel Chemical                    94,000           361
   Daido Metal                        21,000           106
   Daido Steel                        88,000           280
   Daiei                              45,000           294
   Daikin Industries                  76,000           738
   Daiwa House Industries            229,000         2,695
   Danto                              28,000           289
   Data Communication Systems          4,000            72
   Denyo                               8,000            81
   Dio Chemicals                      11,100            76
   East Japan Railway                    180           889
   Fuji Bank                          33,000           425
   Fuji Photo Film                   112,000         4,339
   Fujitsu Business Systems           25,000           623
   Genki Sushi                         3,000            44
   Glory                              23,000           559
   Gunze                              42,000           191
   Heiwa                               5,000            85
   Hitachi                           167,000         1,779
   Hitachi Information Systems        27,000           325
   Hitachi Medical                    39,000           523
   Horiba                             26,000           310
   Horipro                            16,000           136
   House of Rose                       2,000            36
   Ichiken                            67,000           225
   Ichiyoshi Securities                4,000            15
   Iino Kaiun*                        97,000           298
   Inax                               27,000           188
   Industrial Bank of Japan           55,400           666
   Institute of General Education     14,000           102
   Izumi Industries                   25,000           107
   Japan Energy                      209,000           524
   Japan Industrial Testing              500             5
   Japan Living Service               34,000           168
   Japan Process Development           9,000            75
   Japan Tobacco                         113           865
   Jastec                              9,000           101
   Kajima                             77,000           431
   Kamigumi                          104,000           621
   Kansai Electric Power              28,900           544

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
   Kawasaki Heavy Industries         140,000     $     606
   KDD                                10,000           644
   Keihanshin Real Estate             21,000           138
   Kentucky Fried Chicken Japan       18,000           243
   Keyence                             3,240           468
   King Jim                           28,000           534
   Kobe Steel*                     1,286,000         2,475
   Kubota                            180,000           827
   KVK                                10,000            60
   Lilycolor                          49,000           274
   Lion                               98,000           438
   Long Term Credit Bank             194,000           633
   Marubeni                           36,000           153
   Marukyo                            17,000           241
   Matsudo Kosan                      17,000           145
   Matsushita Electric Industry       98,000         1,844
   Matsushita Electric Works          94,000         1,042
   Minebea                            21,000           206
   Mitsubishi Electric               280,000         1,587
   Mitsubishi Heavy Industries       139,000         1,001
   Mitsubishi Materials              155,000           601
   Mitsubishi Motor                  148,000         1,096
   Mitsubishi Oil                    224,000         1,116
   Mitsui Petrochem                   93,000           436
   Miura                              21,000           292
   Mizuno                             31,000           194
   Morita Fire Pump Manufacturing     74,000           289
   Nakayamafuku                       15,000            80
   Namura Shipbuilding                71,000           346
   Nanaboshi                           3,000            21
   NBC Industries                      7,000            90
   New Oji Paper                      96,000           555
   NIC                                25,000           286
   Nihon Decoluxe                      9,000            89
   Nikko Securities                   35,000           208
   Nintendo                           44,000         3,440
   Nippon Computer Systems            10,000            93
   Nippon Hodo                        12,000            96
   Nippon Kanzai                       9,400           178
   Nippon Meat Packers                24,000           293
   Nippon Shoji Kaisha                44,000           285
   Nippon Shokubai                    64,000           429
   Nippon Telegraph & Telephone          120         1,144
   Nippon Yusen Kabushik             150,000           618
   Nippondenso*                       18,000           450
   Nishio Rent All                    23,400           291
   Nissan Motors                     270,000         1,791
   Nittetsu Mining                    41,000           300
   NKK                               435,000           856
   Nomura Securities                  50,000           593
   Nova                                5,000            97
   Ogura Clutch                        3,000            26
   Ohishi Sangyo                      14,000            92

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Ohmoriya                            9,000     $      97
   Oie Sangyo                          7,700            84
   Orient                             65,000           223
   Osaka Gas                         155,000           407
   Paltac                             27,000           204
   Pioneer Electronics                53,000         1,311
   Rengo                             122,000           685
   Ricoh Elemex                        5,000            62
   Roki Techno                         8,000           110
   Roland                             14,000           325
   Royal Hotel                        15,000            77
   Ryobi                              78,000           295
   Ryoyo Electro                      15,000           287
   Sagami Chain                       21,900           303
   Sakura Bank                       228,000         1,365
   Sanko                              11,000           119
   Sankyu Aluminium                  112,000           390
   Sanwa Bank                         55,000           704
   Sanyo Electric                    164,000           692
   Sanyo Special Steel               220,000           595
   Satoh                              29,000           299
   Seijo                              11,800           154
   Seino Transportation               43,000           465
   Sekisui Chemical                  107,000         1,112
   Sekisui House                     304,000         2,977
   Sekisui House Hokuriku             17,000           159
   Shaddy                             20,950           209
   Shikoku Electric Power             41,100           706
   Shimojima                          10,400           155
   Shinden                             9,200            95
   Shionogi                           92,000           684
   Showa Shell Sekiyo                 60,000           536
   SK Kaken                            5,000            90
   Snow Brand Milk Products           85,000           422
   Spancrete                          12,000            70
   Sumitomo                           73,000           646
   Sumitomo Bank                      65,000           899
   Sumitomo Marine and
     Fire Insurance                  118,000           892
   Sumitomo Rubber                    61,000           414
   Sun Life                            7,000            96
   Takara Standard                    29,000           249
   Teijin                             96,000           405
   Toin                               13,000            77
   Tokai Bank                         78,000           642
   Tokai Rika                         36,000           270
   Tokyo Electric Power               39,000           744
   Tokyo Gas                         223,000           569
   Toppan Printing                    73,000         1,003
   Toshiba                           195,000         1,198
   Tostem                             17,000           454
   Toto                               59,400           668
   Toyo Ink                          240,000           917

================================================================================


--------------------------------------------------------------------------------
                                                 MARKET
DESCRIPTION                           SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Toyo Seikan Kaisha                 21,000     $     400
   Toyota Motor                       31,000           889
   Trancom                            12,000            69
   Tsubaki Precision ADR              42,000           361
   Tsudakoma                         143,000           633
   Tsutsumi Jewelry                   12,500           301
   Xebio                              20,200           507
   Yaizu Suisankagaku                 13,000           168
   Yakult Honsha                      36,000           390
   Yamaichi Securities               259,000           734
   Yamanouchi Pharmaceutical          51,000         1,257
   Yodogawa Steel Works               89,000           550
   Yokohoma Rubber                   124,000           545
   Yonex                              12,000            76
   Yonkyu                             10,000           172
   Yoshitomi  Pharmaceutical          69,000           492
                                                  --------
                                                    94,059
                                                  --------
MALAYSIA -- 2.5%
   Angkasa Marketing                  65,000            83
   Austral Enterprises               244,000           456
   Berjaya Sports                     54,000           251
   Boustead Holdings                 104,000           234
   Cement Industries                  18,000            48
   Datuk Keramat Holdings            124,000           192
   DCB Holdings                       76,000           245
   Edaran Otomobil                    94,000           819
   Grand Central Enterprises          83,000            78
   Hume Industries                    45,000           240
   IGB                               135,000           130
   IJM                                99,000           227
   IOI Properties                    189,000           253
   Island & Penninsular               17,000            55
   KFC Holdings                       60,000           232
   Kuala Lumpur Kepong               108,000           279
   Kulim                              81,000           164
   Lion Land                          78,000            75
   Magnum                            145,000           241
   Malayan Bank                       55,560           586
   Malaysian Airline System          145,000           335
   Malaysian International Shipping   30,000            69
   Malaysian Pacific Industries       85,000           372
   MBF Capital                        93,000           198
   Multi Purpose Holdings            241,000           382
   New Straits Times Press            55,000           324
   Pan Pacific Asia                   25,000            61
   Perusahaan Otomobil                35,000           183
   Public Finance                    119,000           189
   Rothmans of Pall Mall              32,000           338
   Sime Darby                        108,000           353
   Sime Uep Properties                44,000            93
   TA Enterprise                     591,000           668
   Tan Chong Motor                   111,000           207

--------------------------------------------------------------------------------
                                                 MARKET
DESCRIPTION                           SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Tenaga Nasional                    77,000      $    352
   UMW Holdings                       44,000           226
   United Engineers                   50,000           404
   Westmont Industries               123,000           136
                                                  --------
                                                     9,778
                                                  --------
NETHERLANDS -- 5.6%
   ABN-Amro Holdings                  84,000         1,552
   ACF Holdings                       10,300           158
   Aegon                              23,354         1,707
   Ahold                              18,495         1,404
   Akzo Nobel                          9,500         1,264
   Beers                               2,500            86
   DSM                                 1,470           146
   Elsevier                           94,150         1,592
   Eriks Holdings                        600            41
   European Vinyls                    17,450           490
   Gamma Holding                       6,300           352
   Hollandsche Beton Groep             1,050           241
   Hoogovens                          10,500           523
   Ing Groep                          81,802         3,613
   KLM                                24,700           713
   Kondor Wessels Groep                  300            15
   KPN                                13,650           477
   National Invest Bank                2,200           204
   Nijverdal Tencate                   2,900           158
   NKF Holdings                        3,000            79
   Oce-Van Der Grinten                 9,600         1,251
   Polynorm                              200            18
   Royal Dutch Petroleum              16,050         3,099
   Stad Rotterdam                      7,871           352
   Unilever                            6,500         1,250
   Van Ommeren                         5,600           227
   Volker Stevin                       4,100           472
                                                  --------
                                                    21,484
                                                  --------
NEW ZEALAND -- 0.8%
   Brierley Investment               272,800           254
   Carter Holt Harvey                 92,097           221
   Fisher & Paykel                    74,693           262
   Fletcher Challenge Building        29,600            83
   Fletcher Challenge Energy          26,000            83
   Fletcher Challenge Paper          269,249           624
   Guinness Peat Group               113,630            65
   Independent Newspaper              20,630           103
   Lion Nathan                       324,752           851
   Ports of Auckland                  14,400            65
   Telecom of New Zealand             89,436           430
                                                  --------
                                                     3,041
                                                  --------
NORWAY -- 0.6%
   Den Norske Bank                   167,400           656

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Leif Hoegh & Company                4,800      $     93
   Norske Skog                         3,200           115
   Saga Petroleum                     32,600           657
   SAS Norge                          20,400           198
   Sparebanken Norway                 19,500           576
   Storli                              2,300            44
                                                  --------
                                                     2,339
                                                  --------
SINGAPORE -- 1.8%
   Acma                               89,000           159
   City Developments                 116,400         1,083
   Comfort Group                      58,000            48
   Cycle & Carriage                   63,000           639
   Fraser and Neave                   24,000           191
   Goldtron                           23,000            13
   Hai Sun Hup                       206,000           146
   Hai Sun Hup Warrants               61,800            15
   Haw Par Brothers International     39,000            87
   Inchcape                           48,000           178
   Industrial & Commercial Bank       57,000           213
   Jardine Matheson Holdings          13,000            88
   Keppel                            164,750           760
   Marco Polo Development             80,000           173
   Natsteel                          132,000           347
   Overseas Chinese Bank              36,000           448
   Overseas Union Enterprises         12,000            57
   Pacific Carriers                   91,000            62
   Republic Hotels & Resorts          51,000            57
   Singapore International Airlines   11,000            94
   Singapore Press                    23,720           473
   Ssangyong Cement                   34,000            78
   United Overseas Bank               45,264           465
   Van Der Horst                      63,000           176
   Wing Tai Holdings                 351,000         1,046
                                                  --------
                                                     7,096
                                                  --------
SPAIN -- 2.8%
   Azucarera Espana                    2,800           139
   Banco de Andalucia                    200            32
   Banco Santander                    42,183         3,599
   Elec Reun Zaragoza                  5,330           201
   Empresa Nacional de
     Electricidad                     20,300         1,551
   Energia Industries Aragonesas      31,300           199
   Fomento de Construcciones
     Contratas                         9,200         1,024
   G.E.S.A., Series 2                  4,900           275
   Hidroelectrica del Cantabrico,
     Series C                          7,900           308
   Iberdrola                          26,500           325
   Mapfre                                519            28
   Repsol                             37,600         1,574
   Tabacalera, Series A                5,100           259

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Telefonica de Espana               45,522      $  1,314
   Uniland                             1,700            79
                                                  --------
                                                    10,907
                                                  --------
SWEDEN -- 2.1%
   ASG, Series B                       4,200            64
   Bergman & Beving, Series B          3,300           115
   Blylock & Nordsjofr, Series B      18,800            97
   Catena, Series A                   26,800           347
   Gorthon Lines, Series B            18,800           121
   Marieberg Tidnings, Series A          600            15
   Rottneros                         152,700           171
   Sevillana de Electricidad          10,801           104
   SKF, Series B                      42,800           988
   Sparbanken Sverige, Series A      116,400         2,283
   SSAB, Series B                      2,300            43
   Stora Kopparbergs, Series A        68,500         1,012
   Svedala Industri                    2,000            40
   Swedish Match                     447,400         1,455
   Trelleborg, Series B               22,100           383
   Trygg-Hansa, Series B               5,700           104
   Volvo, Series B                    33,200           919
                                                  --------
                                                     8,261
                                                  --------
SWITZERLAND -- 5.1%
   Aare-Tessin                           330           205
   Adecco                              5,200         1,955
   Baloise Holding                       160           352
   Banque Cantonale Vaud               1,120           283
   BBC Brown Boveri                      230           316
   Bucher Holding                        210           211
   Cie Financiere Richemont              360           491
   Clariant                            3,300         2,099
   CS Holding                         27,740         3,485
   Daetwyler Holding                     120           222
   EMS Chemie Holding                     60           265
   Intershop Holding                     220           125
   Julius Baer Holding                   490           674
   Keramik Holding                       130            71
   Kw Laufenburg                         430            80
   Motor-Columbus                        120           195
   Nestle SA                             320           398
   Novartis, Registered                1,419         1,925
   Roche Holding                         202         1,796
   Swiss Bank*                         4,890         1,175
   Union Bank of Switzerland           1,140         1,250
   Vontobel Holding                       90            59
   Winterthur                          1,410         1,152
   Zurich Versicherung                 2,535           932
                                                  --------
                                                    19,716
                                                  --------

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- 15.8%
   Abbey National                    142,300     $   2,049
   Albert Fisher Group               148,200            91
   Alvis                              42,800            93
   Amec                               46,500           108
   Anglian Water                      34,600           387
   ASDA Group                      1,466,600         2,872
   Astec                              57,100           138
   Barclays Bank                      42,700           829
   Bass                               33,500           434
   BAT Industries                    271,551         2,431
   BG                                 50,700           170
   Blue Circle Industries             98,250           677
   Bridon                             28,650            45
   British Aerospace                  41,500           843
   British Airport Authority          70,000           610
   British Airways                    79,750           927
   British Petroleum                  72,500           859
   British Steel                     234,400           585
   British Telecommunications        235,000         1,701
   British Vita                      210,500           704
   BTP                                42,300           183
   BTR                               184,500           599
   Bullough                            6,400            13
   Burn Stewart Distillers             2,200             2
   Carlton Communications             89,000           764
   Charter                             9,300           125
   Commercial Union                   41,750           468
   Cowie Group                        23,466           138
   Crest Nicholson                    64,200           112
   Davis Service Group                40,000           173
   Ed and F Man                       28,300            80
   Energy Group*                      35,298           317
   General Accident                   79,100         1,170
   General Electric                  100,000           570
   Glaxo Wellcome                     58,500         1,169
   Grampian Holdings                   1,700             4
   Granada Group                      61,250           868
   Guardian Royal Exchange           163,300           744
   Guinness                          114,200         1,063
   Harrison & Crossfield              97,900           195
   Hazlewood Foods                   140,300           231
   Heath, C.E.                        19,900            33
   Heywood Williams                   48,500           174
   Hillsdown Holdings                167,581           482
   HSBC Holdings                      37,200         1,153
   Hyder                              44,200           586
   Iceland Frozen Foods              173,687           250
   IMI                                34,800           202
   Kenwood Appliances                 18,900            40
   Kingfisher                        139,800         1,631
   Kwik Save Group                    67,400           302
   Lex Service                        94,000           540

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   London & Manchester Group          30,700      $    223
   LucasVarity*                      167,000           527
   Marston Thompson                   62,800           278
   National Grid Group               158,800           588
   National Power                     48,200           435
   Next                               82,500         1,000
   Northern Ireland Electricity       12,700            85
   Persimmon                          26,100           101
   Premier Oil                       324,800           223
   Prudential                         92,000           924
   Railtrack Group                    43,100           451
   Rank Group                         85,000           596
   Reckitt & Colman                   39,500           556
   Renold                             52,600           207
   Reuters Holdings                   96,250         1,080
   RJB Mining                        174,700         1,128
   Royal Sun Alliance                263,767         1,982
   Safeway                           161,300           948
   Scottish Hydro-Electric            43,500           285
   Scottish Power                    141,200           887
   Sedgwick Group                    397,300           822
   Severn Trent                       90,800         1,155
   Shell Transportation & Trading     93,750         1,847
   South West Water                   28,900           339
   Southern Electric                  96,000           639
   Stakis                            193,757           315
   Standard Chartered                 50,750           803
   Staveley Industries                 2,300             7
   T & N                             394,200           809
   Tate & Lyle                        15,000           111
   Tesco                             151,000           927
   Thames Water                      141,000         1,583
   Thorn                             144,500           362
   TI Group                           65,500           613
   TLG                                50,200            93
   Tomkins                           126,500           550
   Triplex Lloyd                      24,600            66
   TSB Lloyds Group                  189,272         1,900
   Unigate                            44,700           360
   United Utilities                   84,500           967
   Vaux Group                         35,800           162
   Weir Group                        155,500           643
   Wessex Water                      154,610         1,020
   Whitecroft                          1,200             3
   Williams Holdings                 122,000           621
   Willis Corroon Group              126,400           277
   Wolseley                           65,500           498
                                                  --------
                                                    60,930
                                                  --------
Total Foreign Common Stocks
   (Cost $333,149)                                 354,313
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS -- 0.7%
AUSTRIA -- 0.2%
   Creditanstalt Bankverein           20,900      $    864
                                                  --------
GERMANY -- 0.5%
   Dragerwerk                            300             5
   Dyckerhoff                            116            44
   Escada                                 30             5
   Krones                                 70            27
   RWE                                39,500         1,382
   Suedzucker                            550           279
                                                  --------
                                                     1,742
                                                  --------
ITALY -- 0.0%
   Unipol                             53,580            95
                                                  --------
Total Foreign Preferred Stocks
   (Cost $2,622)                                     2,701
                                                  --------

FOREIGN CONVERTIBLE BOND -- 0.0%
FRANCE -- 0.0%
   Castorama Dubois
     3.150%, 01/01/03               $    184            38
                                                  --------
Total Foreign Convertible Bond
   (Cost $44)                                           38
                                                  --------

U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bill
     5.099%, 09/18/97 (1)              2,200         2,166
                                                  --------
Total U.S. Treasury Obligation
   (Cost $2,165)                                     2,166
                                                  --------

REPURCHASE AGREEMENTS -- 6.0%
   Merrill Lynch
     5.500%, dated 5/30/97, matured
     6/2/97, repurchase price
     $8,380,245 (collateralized by
     various RFCO and RFCO STRIPS
     Bonds, total par value
     $9,242,000, rates ranging
     from 0-9.375%, maturities
     from 1/15/00-4/15/30; total
     market value $8,549,942)          8,380         8,380
   Morgan Stanley
     5.430%, dated 5/30/97, matured
     6/2/97, repurchase price
     $12,537,855 (collateralized by
     FHLB, total par value $13,000,000,
     7.108%, 5/21/07: total market
     value $12,906,656)               12,536        12,536

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   State Street Bank
     5.000%, dated 5/30/97, matured
     6/2/97, repurchase price
     $2,037,283 (collateralized by
     U.S. Treasury Bond, total par
     value $1,475,000, 12.000%,
     8/15/13: total market
     value $2,101,101)                $2,037      $  2,037
                                                  --------
Total Repurchase Agreements
   (Cost $22,953)                                   22,953
                                                  --------
Total Investments-- 99.4%
   (Cost $360,933)                                 382,171
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 0.6%            2,492
                                                  --------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 35,987,391
   outstanding shares of beneficial interest       356,132
Undistributed net investment income                  2,677
Accumulated net realized gain
   on investments                                    4,131
Net unrealized depreciation on
   forward foreign currency contracts,
   foreign currency and translation
   of other assets and liabilities in
   foreign currency                                     (5)
Net unrealized appreciation on
   futures contracts                                   490
Net unrealized appreciation
   on investments                                   21,238
                                                  --------
TOTAL NET ASSETS-- 100.0%                         $384,663
                                                  ========
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE PER SHARE                   $10.69
                                                  ========

ADR--AMERICAN DEPOSITORY RECEIPT
FHLB--FEDERAL HOME LOAN BANK
RFCO--RESOLUTION FUNDING CORPORATION
(1) SECURITY SEGREGATED TO COLLATERALIZE FUTURES CONTRACTS WITH AN AGGREGATE MARKET VALUE OF $22,037,645.
* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


                                                                  ------------
                                                                   CORE FIXED
                                                                     INCOME
                                                                      FUND
                                                                  ------------
ASSETS:
   Investment securities (Cost $351,944)                            $352,873
   Cash                                                                   93
   Interest receivable                                                 3,834
   Investment securities sold                                          3,092
   Capital shares sold                                                18,559
   Other assets                                                          220
                                                                    --------
   Total Assets                                                      378,671
                                                                    --------
LIABILITIES:
   Income payable                                                      1,783
   Investment securities purchased                                    26,734
   Capital shares redeemed                                               540
   Other liabilities                                                     310
                                                                    --------
   Total Liabilities                                                  29,367
                                                                    --------
   Net Assets                                                       $349,304
                                                                    ========
NET ASSETS:
   Capital Shares (unlimited authorization - no par value)
     based on 34,493,971 outstanding shares of
     beneficial interest                                             348,170
   Accumulated net realized gain on investments                          241
   Net unrealized depreciation on futures contracts                      (36)
   Net unrealized appreciation on investments                            929
                                                                    --------
   TOTAL NET ASSETS                                                 $349,304
                                                                    ========

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE         $  10.13
                                                                    ========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST --FOR THE PERIOD ENDED MAY 31, 1997



                                                    -------------   ------------  ---------------  ---------------
                                                        LARGE           SMALL        CORE FIXED     INTERNATIONAL
                                                         CAP             CAP           INCOME          EQUITY
                                                       FUND (1)        FUND (1)        FUND (1)       FUND (1)
                                                    -------------   ------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                          $ 4,849         $   521          $    --         $ 6,836
   Interest                                               691             453           12,834             805
   Less: Foreign taxes withheld                            --              --               --            (716)
                                                      -------         -------          -------         -------
   Total Investment Income                              5,540             974           12,834           6,925
                                                      -------         -------          -------         -------
EXPENSES:
   Management fees                                        140              38               94             147
   Less: Management fees waived                           (84)            (23)             (67)            (75)
   Investment advisory fees                             1,117             488              566           1,499
   Less: Investment advisory fees waived                 (439)           (121)            (335)           (471)
   Custodian/wire agent fees                               45              14               32             536
   Professional fees                                       20               7               14              39
   Registration & filing fees                             103              29               57             112
   Trustee fees                                            24               8               18              34
   Miscellaneous fees                                      22              11               17              31
                                                      -------         -------          -------         -------
   Total Expenses                                         948             451              396           1,852
                                                      -------         -------          -------         -------
NET INVESTMENT INCOME                                   4,592             523           12,438           5,073
                                                      -------         -------          -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain from:
     Security transactions                              1,568           2,792              957           2,179
     Futures contracts                                  2,176           1,141               56           2,332
   Net realized loss on forward foreign
     currency contracts and foreign
     currency transactions                                 --              --               --            (481)
   Net change in unrealized depreciation
     on forward foreign currency contracts,
     foreign currencies, and translation
     of other assets and liabilities
     denominated in foreign currencies                     --              --               --              (5)
   Net change in unrealized appreciation
     on investments                                    74,986           7,261              929          21,238
   Net change in unrealized appreciation/
     (depreciation) on futures contracts                  425             562              (36)            490
                                                      -------         -------          -------         -------
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency Transactions     79,155          11,756            1,906          25,753
                                                      -------         -------          -------         -------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $83,747         $12,279          $14,344         $30,826
                                                      =======         =======          =======         =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) THE FUNDS COMMENCED OPERATIONS ON JUNE 14, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE PERIOD ENDED MAY 31, 1997



                                                          ----------------- --------------- --------------- -----------------
                                                                 LARGE           SMALL         CORE FIXED     INTERNATIONAL
                                                                  CAP             CAP            INCOME          EQUITY
                                                                FUND (1)        FUND (1)        FUND (1)        FUND (1)
                                                          ----------------- --------------- --------------- -----------------
                                                               6/14/96-        6/14/96-         6/14/96-        6/14/96-
                                                                5/31/97         5/31/97          5/31/97         5/31/97
                                                          ----------------- --------------- --------------- -----------------
OPERATIONS:
   Net investment income                                      $  4,592         $    523        $ 12,438        $  5,073
   Net realized gain from security transactions
     and futures contracts                                       3,744            3,933           1,013           4,511
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                    --               --              --            (481)
   Net change in unrealized depreciation
     on forward foreign currency contracts, foreign
     currencies, and translation of other assets and
     liabilities denominated in foreign currencies                  --               --              --              (5)
   Net change in unrealized appreciation
     on investments and futures contracts                       75,411            7,823             893          21,728
                                                              --------         --------        --------        --------
   Net increase in net assets from operations                   83,747           12,279          14,344          30,826
                                                              --------         --------        --------        --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income                                        (3,512)            (420)        (12,438)         (1,960)
   Net realized gains                                               --               --            (772)           (335)
                                                              --------         --------        --------        --------
   Total dividends distributed                                  (3,512)            (420)        (13,210)         (2,295)
                                                              --------         --------        --------        --------
CAPITAL SHARE TRANSACTIONS
     Proceeds from shares issued                               432,867          128,094         363,273         497,195
     Reinvestment of cash distributions                          3,507              419          13,042           2,293
     Cost of shares redeemed                                   (77,791)         (16,431)        (28,244)       (143,356)
                                                              --------         --------        --------        --------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                  358,583          112,082         348,071         356,132
                                                              --------         --------        --------        --------
       Net increase in net assets                              438,818          123,941         349,205         384,663

NET ASSETS:
   Beginning of period (2)                                          --               --              99              --
                                                              --------         --------        --------        --------
   End of period                                              $438,818         $123,941        $349,304        $384,663
                                                              ========         ========        ========        ========
CAPITAL SHARE TRANSACTIONS:
     Shares issued                                              41,222           12,976          35,991          50,148
     Reinvestment of cash distributions                            327               42           1,283             228
     Shares redeemed                                            (6,887)          (1,608)         (2,780)        (14,389)
                                                              --------         --------        --------        --------
   Net increase in capital shares                               34,662           11,410          34,494          35,987
                                                              ========         ========        ========        ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) THE FUNDS COMMENCED OPERATIONS ON JUNE 14, 1996.
(2) BEGINNING NET ASSETS INCLUDES INITIAL SEED FUNDING OF $99 FOR THE CORE FIXED INCOME FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE PERIOD ENDED MAY 31, 1997


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET
                                REALIZED
       NET ASSET                   AND      DISTRIBUTIONS    DISTRIBUTIONS                                          RATIO OF
         VALUE        NET      UNREALIZED     FROM NET           FROM          NET ASSET             NET ASSETS     EXPENSES
       BEGINNING   INVESTMENT   GAINS ON     INVESTMENT     REALIZED CAPITAL   VALUE END    TOTAL      END OF      TO AVERAGE
       OF PERIOD    INCOME     SECURITIES      INCOME            GAINS         OF PERIOD   RETURN   PERIOD (000)   NET ASSETS
------------------------------------------------------------------------------------------------------------------------------

------------------
LARGE CAP FUND (1)
------------------
  1997  $10.00       $0.17       $2.63        $(0.14)            --             $12.66      28.22%    $438,818        0.34%

------------------
SMALL CAP FUND (1)
------------------
  1997  $10.00       $0.06       $0.85        $(0.05)            --             $10.86       9.18%    $123,941        0.60%

--------------------------
CORE FIXED INCOME FUND (1)
--------------------------
  1997  $10.00       $0.64       $0.17        $(0.64)           $(0.04)         $10.13       8.28%    $349,304        0.21%

-----------------------------
INTERNATIONAL EQUITY FUND (1)
-----------------------------
  1997  $10.00       $0.14       $0.61        $(0.05)           $(0.01)         $10.69       7.56%    $384,663        0.63%


                                          RATIO OF
                         RATIO OF      NET INVESTMENT
          RATIO OF       EXPENSES          INCOME
       NET INVESTMENT   TO AVERAGE       TO AVERAGE
           INCOME       NET ASSETS       NET ASSETS       PORTFOLIO      AVERAGE
         TO AVERAGE     (EXCLUDING      (EXCLUDING        TURNOVER     COMMISSION
         NET ASSETS      WAIVERS)         WAIVERS)          RATE          RATE+
---------------------------------------------------------------------------------

------------------
LARGE CAP FUND (1)
------------------
  1997     1.65%           0.53%          1.46%              71%        $0.049

------------------
SMALL CAP FUND (1)
------------------
  1997     0.70%           0.79%          0.51%             163%        $0.052

--------------------------
CORE FIXED INCOME FUND (1)
--------------------------
  1997     6.60%           0.42%          6.39%             194%           n/a

-----------------------------
INTERNATIONAL EQUITY FUND (1)
-----------------------------
  1997     1.73%           0.82%          1.54%             120%        $0.017

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
+ AVERAGE COMMISSION RATE PAID PER SHARE FOR EQUITY SECURITY PURCHASES AND SALES DURING THE PERIOD.
(1) THE FUNDS COMMENCED OPERATIONS ON JUNE 14, 1996. ALL RATIOS EXCEPT TOTAL RETURN HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven funds: The Large Cap, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund" and, together, the "Funds") are each diversified operational Funds. The Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust.
      SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value.
      FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:
     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.
     The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes,

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


whereas such components are treated as ordinary income for Federal income tax purposes.
     FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended May 31, 1997. The Large Cap, Small Cap, and International Equity Fund's investment in Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.
     STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
     Accordingly for the International Equity Fund, $45,000 was reclassified from accumulated net realized gain on investments to undistributed net investment income. In addition, permanent differences primarily attributable to realized foreign exchange gains and losses have been reclassified from accumulated net realized gain on foreign currency transactions to undistributed net investment income of $481,000.
     These reclassifications have no effect on net assets or net asset value per share.
     OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of
 .05% of the average daily net assets of each Fund. The Manager has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.
     The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .40% of the Large

================================================================================


Cap Fund's average daily net assets, at an annual rate of .65% of the Small
Cap Fund's average daily net assets, at an annual rate of .30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of .51% of the International Equity Fund's average daily net assets.
     Alliance Capital Management L.P., IDS Advisory Group, Inc., Provident Investment Counsel, Inc., LSV Asset Management, Mellon Equity Associates, and Pacific Alliance Capital Management each serve as an investment sub-adviser to a portion of the assets of the Large Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996.
     Nicholas-Appelgate Capital Management Inc., Wall Street Associates, Boston Partners Asset Management, L.P., 1838 Investment Advisors, L.P., and First of America Investment Corporation each serve as an investment sub-adviser to a portion of the assets of the Small Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Furman Selz Capital Management, LLC and LSV Asset Management also serve as investment sub-advisers to a portion of the assets and are parties to an agreement with the Trust and SIMC dated September 20, 1996 and March 28, 1997, respectively.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996.
     Acadian Asset Management, Inc., Farrell Wako Global Investment Management, Inc., Seligman Henderson Co., and Yamaichi Capital Management, Inc./ Yamaichi Capital Management (Singapore) Limited each serve as an investment sub-adviser to a portion of the assets of the International Equity Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Lazard London International Investment Management Limited also serves as an investment sub-adviser to a portion of the assets and is party to an agreement with the Trust and SIMC dated December 30, 1996.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the initial shares outstanding at the time of redemption.
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     Each of the Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended May 31, 1997 were nominal in the aggregate.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities including US Government securities, other than temporary cash investments during the period ended May 31, 1997, were as follows:

                    PURCHASES (000)           SALES (000)
                    ---------------           -----------
                 U.S. GOV'T    OTHER      U.S. GOV'T    OTHER
                 ----------   --------    ----------   -------
Large Cap Fund          --    $552,462          --    $199,688
Small Cap Fund          --     215,351          --     106,602
Core Fixed
  Income Fund      484,131     118,457     305,499      18,430
International
  Equity Fund           --     678,060          --     344,248

NOTES TO FINANCIAL STATEMENTS
===============================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997

     At May 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments and futures contracts at May 31, 1997 is as follows:

                                                  NET
                 APPRECIATED   DEPRECIATED    UNREALIZED
                 SECURITIES    SECURITIES    APPRECIATION
                    (000)         (000)          (000)
                 ----------    ----------     -----------
Large Cap
  Fund            $78,115      $ (2,704)       $75,411
Small Cap
  Fund             12,167        (4,344)         7,823
Core Fixed
  Income Fund       1,982        (1,089)           893
International
  Equity Fund      39,895       (18,167)        21,728

     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

6. CONCENTRATION OF RISKS
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

7. FUTURES CONTRACTS
The following Funds had futures contracts open as of May 31, 1997:

                    NUMBER                            UNREALIZED
 CONTRACT             OF       TRADE    SETTLEMENT    GAIN/(LOSS)
DESCRIPTION        CONTRACTS   PRICE      MONTH         (000)
-----------        ---------   -----    ----------    -----------
CORE FIXED
U.S. 10 Year Note    (81)     $106.34   Sept. 1997       $ (56)
U.S. Long T-Bond      17       108.45   Sept. 1997          20
                                                         -----
                                                         $ (36)
                                                         =====

LARGE CAP
S & P 500              7       765.22    June 1997        $298
S & P 500              2       757.52    June 1997          93
S & P 500              1       764.62    June 1997          43
S & P 500             23       851.32    June 1997          (8)
S & P 500              4       851.22    June 1997          (1)
                                                          ----
                                                          $425
                                                         =====

SMALL CAP
S & P 500              6       765.20    June 1997        $256
S & P 500              5       770.25    June 1997         201
S & P 500              2       768.40    June 1997          82
S & P 500              1       804.50    June 1997          23
                                                          ----
                                                          $562
                                                         =====

INTERNATIONAL EQUITY FUND
Australia Ords Index  12     2,482.00    June 1997        $ 34
Australia Ords Index   3     2,485.00    June 1997           8
Australia Ords Index  10     2,486.00    June 1997          26
Australia Ords Index   4     2,521.00    June 1997           8
Australia Ords Index   1     2,586.00    June 1997           1

DAX Index              5     3,467.00    June 1997          28
DAX Index              7     3,530.00    June 1997          13
DAX Index              2     3,562.00    June 1997          --

Hang Seng Index       13    14,449.00    June 1997          34

IBEX Index            34     6,381.50    June 1997         (13)

CAC 40 Index          25     2,609.50    June 1997         (37)
CAC 40 Index           5     2,620.50    June 1997          (9)
CAC 40 Index           1     2,655.00    June 1997          (3)

NIKKEI 225 Index      14    19,300.00    June 1997          50
NIKKEI 225 Index      11    18,205.00    June 1997          91
NIKKEI 225 Index      11    19,890.00    June 1997          12
NIKKEI 225 Index      29    20,080.00    June 1997           7
NIKKEI 225 Index       1    19,880.00    June 1997           1
NIKKEI 225 Index       2    19,880.00    June 1997           2

FTSE 100 Index        28     4,430.00    June 1997         218
FTSE 100 Index         1     4,500.00    June 1997           5
FTSE 100 Index         4     4,535.00    June 1997          14
                                                         -----
                                                          $490
                                                         =====

NOTICE TO SHAREHOLDERS                                               (UNAUDITED)
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


For shareholders that do not have a May 31, 1997 taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 1997 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended May 31, 1997 the Funds of the SEI Institutional Investments are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                 (A)              (B)
                              LONG TERM        ORDINARY
                            CAPITAL GAINS       INCOME            TOTAL
                            DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS
PORTFOLIO                    (TAX BASIS)      (TAX BASIS)      (TAX BASIS)
----------                 ---------------  ---------------  ---------------
Large Cap Fund                     0%            100%              100%
Core Fixed Income Fund             0%            100%              100%
International Equity Fund          0%            100%              100%

                                 (C)              (D)              (E)
                             QUALIFYING       TAX-EXEMPT         FOREIGN
PORTFOLIO                   DIVIDENDS(1)       INTEREST       TAX CREDIT(2)
----------                 ---------------- ---------------  ---------------
Large Cap Fund                    54%              0%                0%
Core Fixed Income Fund             N/A             0%                0%
International Equity Fund          0%              0%               15%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) See attached notice which details the per share amount of foreign taxes paid by country and the per share amount of each dividend that represents income derived from sources within each country.
(3) This amount represents the Foreign Tax Credit.

* Items (A) and (B) are based on the percentage of each fund's total distribution.
** Item (C) and (D)are based on the percentage of ordinary income distributions of each fund.
*** Item (E) is based on the percentage of gross income of each fund.
+ The Notice to Shareholders relating to the Small Cap Fund was sent to shareholders under separate cover.

NOTICE TO SHAREHOLDERS (CONTINUED)                                   (UNAUDITED)
===============================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1997


FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

The SEI Institutional Investments Trust International Equity Portfolio has made an election under Section 853 of the Internal Revenue Code (the "Code") to provide a foreign tax deduction or credit to their shareholders for the fiscal year ended May 31, 1997. The information provided below is pertinent to taxpayers who meet the following two criteria: 1) file a U.S. Federal Income Tax Return and 2) held shares of the Portfolio on the dividend record date of December 31, 1996 and satisfy the applicable requirements of the Code.
     The amount per share of income from and foreign taxes paid to each country is listed in the following schedules:

INTERNATIONAL EQUITY PORTFOLIO
                                    GROSS          FOREIGN
COUNTRY                           DIVIDEND       TAXES PAID
--------                          --------       ----------
Australia                         $0.0003         $0.0003
Austria                            0.0037          0.0000
Belgium                            0.0010          0.0002
Canada                             0.0012          0.0002
Denmark                            0.0000          0.0000
Finland                            0.0000          0.0000
France                             0.0043          0.0008
Germany                            0.0007          0.0000
Hong Kong                          0.0041          0.0000
Ireland                            0.0000          0.0000
Italy                              0.0003          0.0000
Japan                              0.0101          0.0016
Malaysia                           0.0020          0.0005
Netherlands                        0.0052          0.0008
New Zealand                        0.0021          0.0003
Singapore                          0.0011          0.0002
Spain                              0.0017          0.0003
Sweden                             0.0000          0.0000
Switzerland                        0.0007          0.0001
United Kingdom                     0.0167          0.0025
United States                      0.0056          0.0000
                                  -------         -------
                                  $0.0608         $0.0078
                                  =======         =======

                                      NOTES

============================
SEI INSTITUTIONAL
INVESTMENTS TRUST
============================
ANNUAL REPORT
============================
MAY 31, 1997


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

SEI INVESTMENTS
    DISTRIBUTION
    CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734


SEI-F-123-01